UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2020

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Emerging Markets Bond Fund

Emerging Markets Corporate Debt Fund

Global Bond Fund

For the six-month period ended June 30, 2020

Important Information on Paperless Delivery

Beginning in February 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, investment advisor or bank. Instead, the reports will be made available on Lord Abbett’s website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with a Fund may elect to receive shareholder reports and other communications from the Fund electronically by signing into your Lord Abbett online account at lordabbett.com and selecting “Log In.” For further information, you may also contact the Funds at (800) 821-5129. Shareholders who hold accounts through a financial intermediary should contact them directly.

You may elect to receive all future reports in paper free of charge by contacting a Fund at (800) 821-5129. Your election to receive reports in paper will apply to all funds held with Lord Abbett. If your fund shares are held through a financial intermediary please contact them directly. Your election applies to all funds held with that intermediary.

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector Allocation

Schedules of Investments:

9	Emerging Markets Bond Fund

21	Emerging Markets Corporate Debt Fund

32	Global Bond Fund

51	Statements of Assets and Liabilities

55	Statements of Operations

57	Statements of Changes in Net Assets

60	Financial Highlights

70	Notes to Financial Statements

94	Supplemental Information to Shareholders

Lord Abbett Emerging Markets Bond Fund,

Lord Abbett Emerging Markets Corporate Debt Fund,
and Lord Abbett Global Bond Fund
Semiannual Report

For the six-month period ended June 30, 2020

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended June 30, 2020. For additional information about the Funds, please visit our website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg
Director, President, and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 through June 30, 2020).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/20 – 6/30/20” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Emerging Markets Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/20	6/30/20	1/1/20 - 6/30/20
Class A
Actual	$1,000.00	$964.40	$4.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.24	$4.67
Class C
Actual	$1,000.00	$959.90	$7.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.06	$7.87
Class F
Actual	$1,000.00	$965.30	$3.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.23	$3.67
Class F3
Actual	$1,000.00	$963.50	$3.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.52	$3.66
Class I
Actual	$1,000.00	$965.20	$3.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.23	$3.67
Class R2
Actual	$1,000.00	$962.80	$6.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.15	$6.77
Class R3
Actual	$1,000.00	$962.80	$6.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.70	$6.22
Class R4
Actual	$1,000.00	$962.20	$4.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.94	$4.97
Class R5
Actual	$1,000.00	$965.20	$3.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.18	$3.72
Class R6
Actual	$1,000.00	$963.50	$3.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.28	$3.62

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.93% for Class A, 1.57% for Class C, 0.73% for Class F, 0.72% for Class F3, 0.73% for Class I, 1.35% for Class R2, 1.24% for Class R3, 0.99% for Class R4, 0.74% for Class R5 and 0.72% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2020

Sector*	%**
Banking	5.48%
Basic Industry	3.71%
Consumer Goods	1.99%
Energy	13.55%
Financial Services	2.59%
Foreign Government	60.45%
Media	0.43%
Real Estate	0.81%
Retail	0.33%
Services	0.61%
Technology & Electronics	0.11%
Telecommunications	0.72%
Transportation	1.77%
U.S. Government	1.21%
Utility	5.50%
Repurchase Agreement	0.74%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Emerging Markets Corporate Debt Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/20	6/30/20	1/1/20 - 6/30/20
Class A
Actual	$1,000.00	$974.80	$5.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.64	$5.27
Class C
Actual	$1,000.00	$971.60	$8.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.26	$8.67
Class F
Actual	$1,000.00	$975.20	$4.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.14	$4.77
Class F3*
Actual	$1,000.00	$976.50	$3.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.33	$3.57
Class I
Actual	$1,000.00	$975.60	$4.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.64	$4.27
Class R3
Actual	$1,000.00	$973.40	$6.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.15	$6.77
Class R4
Actual	$1,000.00	$974.60	$5.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.39	$5.52
Class R5
Actual	$1,000.00	$975.80	$4.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.59	$4.32
Class R6*
Actual	$1,000.00	$976.50	$3.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.33	$3.57

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.05% for Class A, 1.73% for Class C, 0.95% for Class F, 0.71% for Class F3, 0.85% for Class I, 1.35% for Class R3, 1.10% for Class R4, 0.85% for Class R5 and 0.71% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.68% for Classes F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half- year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$3.34	$3.41
Class R6	$3.34	$3.41

Portfolio Holdings Presented by Sector

June 30, 2020

Sector*	%**
Auto	0.36%
Basic Industry	0.37%
Consumer Cyclical	1.36%
Consumer Discretionary	0.37%
Consumer Services	1.04%
Consumer Staples	2.41%
Energy	13.98%
Financial Services	32.24%
Foreign Government	1.79%
Health Care	3.08%
Materials & Processing	12.60%
Other	1.11%
Producer Durables	3.94%
Technology	4.10%
Telecommunications	7.08%
Transportation	0.97%
Utilities	12.46%
Repurchase Agreement	0.74%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Global Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/20	6/30/20	1/1/20 - 6/30/20
Class A
Actual	$1,000.00	$981.60	$3.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.98	$3.92
Class C
Actual	$1,000.00	$978.70	$6.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.07
Class F
Actual	$1,000.00	$982.60	$2.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.98	$2.92
Class F3*
Actual	$1,000.00	$983.10	$2.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.43	$2.46
Class I
Actual	$1,000.00	$982.60	$2.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.98	$2.92
Class R3
Actual	$1,000.00	$980.20	$5.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.49	$5.42
Class R4
Actual	$1,000.00	$981.40	$4.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.74	$4.17
Class R5
Actual	$1,000.00	$982.60	$2.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.98	$2.92
Class R6*
Actual	$1,000.00	$983.10	$2.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.43	$2.46

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.78% for Class A, 1.41% for Class C, 0.58% for Class F, 0.49% for Class F3, 0.58% for Class I, 1.08% for Class R3, 0.83% for Class R4, 0.58% for Class R5 and 0.49% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.53% for Classes F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half- year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$2.61	$2.66
Class R6	$2.61	$2.66

Portfolio Holdings Presented by Sector

June 30, 2020

Sector*	%**
Auto	2.70%
Basic Industry	0.19%
Capital Goods	0.37%
Consumer Cyclicals	2.54%
Consumer Discretionary	4.73%
Consumer Services	5.06%
Consumer Staples	3.29%
Energy	4.67%
Financial Services	32.40%
Foreign Government	10.31%
Health Care	5.45%
Integrated Oils	0.14%
Materials & Processing	4.19%
Municipal	0.46%
Other	3.62%
Producer Durables	2.16%
Technology	6.37%
Telecommunications	2.10%
Transportation	0.29%
U.S. Government	5.03%
Utilities	2.23%
Repurchase Agreement	1.70%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

EMERGING MARKETS BOND FUND June 30, 2020

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 98.19%

CORPORATE BONDS 39.03%

Banking 5.11%
Banco del Estado de Chile (Chile)†(a)	2.704%		1/9/2025		$700	$720,562
Banco do Brasil SA†	4.625%		1/15/2025		974	1,010,525
Banco Internacional del Peru SAA Interbank (Peru)†(a)	3.25%		10/4/2026		590	596,543
Banco Internacional del Peru SAA Interbank (Peru)†(a)	3.375%		1/18/2023		970	987,804
Bangkok Bank plc (Hong Kong)†(a)	3.733% (5 Yr Treasury CMT + 1.90%	)#	9/25/2034		600	574,264
Bank Leumi Le-Israel BM (Israel)†(a)	3.275% (5 Yr Treasury CMT + 1.63%	)#	1/29/2031		200	194,972
Itau Unibanco Holding SA†	4.50% (5 Yr Treasury CMT + 2.82%	)#	11/21/2029		550	522,302
Kookmin Bank (South Korea)†(a)	1.75%		5/4/2025		500	511,513
NBK Tier 1 Financing 2 Ltd. (United Arab Emirates)†#(a)	4.50% (6 Yr Swap rate + 2.83%	)	–	(b)	500	476,500
Sberbank of Russia Via SB Capital SA (Luxembourg)†(a)	6.125%		2/7/2022		1,780	1,894,490
Turkiye Garanti Bankasi AS (Turkey)†(a)	5.875%		3/16/2023		1,516	1,520,942
Turkiye Vakiflar Bankasi TAO (Turkey)†(a)	5.25%		2/5/2025		228	210,014
Vnesheconombank via VEB Finance plc (Ireland)†(a)	6.80%		11/22/2025		680	810,995
Total						10,031,426

Brokerage 0.19%
Turkiye Sinai Kalkinma Bankasi AS (Turkey)†(a)	6.00%		1/23/2025		400	382,074

Building & Construction 0.63%
Dianjian Haiyu Ltd. (China)(a)	3.50% (5 Yr Treasury CMT + 6.77%	)#	–	(b)	1,221	1,227,019

Chemicals 1.98%
CNAC HK Finbridge Co. Ltd. (Hong Kong)(a)	3.875%		6/19/2029		580	630,074
CNAC HK Finbridge Co. Ltd. (Hong Kong)(a)	4.125%		7/19/2027		1,130	1,232,337
OCP SA (Morocco)†(a)	6.875%		4/25/2044		500	609,203
Sociedad Quimica y Minera de Chile SA (Chile)†(a)	4.25%		1/22/2050		400	395,976
Yingde Gases Investment Ltd. (Hong Kong)†(a)	6.25%		1/19/2023		1,000	1,027,186
Total						3,894,776

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Distribution/Transportation 1.41%
Empresas Publicas de Medellin ESP (Colombia)†(a)	4.25%	7/18/2029	$400	$402,174
OmGrid Funding Ltd.†	5.196%	5/16/2027	1,460	1,384,321
Perusahaan Listrik Negara PT (Indonesia)†(a)	4.125%	5/15/2027	930	982,136
Total				2,768,631

Electric: Generation 0.50%
Greenko Solar Mauritius Ltd. (Mauritius)†(a)	5.95%	7/29/2026	1,000	989,771

Electric: Integrated 3.53%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)	4.00%	10/3/2049	500	554,575
Enel Chile SA (Chile)(a)	4.875%	6/12/2028	1,170	1,308,715
Eskom Holdings SOC Ltd. (South Africa)†(a)	5.75%	1/26/2021	1,685	1,610,270
Eskom Holdings SOC Ltd. (South Africa)†(a)	6.35%	8/10/2028	500	502,500
Eskom Holdings SOC Ltd. (South Africa)†(a)	7.125%	2/11/2025	1,475	1,372,119
Perusahaan Listrik Negara PT (Indonesia)†(a)	4.875%	7/17/2049	1,450	1,583,103
Total				6,931,282

Energy: Exploration & Production 2.00%
Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru)†(a)	6.375%	6/1/2028	1,100	1,072,500
KazMunayGas National Co. JSC (Kazakhstan)†(a)	4.75%	4/19/2027	1,100	1,196,140
KazMunayGas National Co. JSC (Kazakhstan)†(a)	6.375%	10/24/2048	500	632,245
KazTransGas JSC (Kazakhstan)†(a)	4.375%	9/26/2027	600	648,180
PTTEP Treasury Center Co. Ltd. (Thailand)†(a)	3.903%	12/6/2059	361	386,266
Total				3,935,331

Food: Wholesale 1.97%
Kernel Holding SA (Ukraine)†(a)	8.75%	1/31/2022	1,160	1,202,352
MHP Lux SA (Luxembourg)†(a)	6.25%	9/19/2029	1,500	1,434,480
MHP Lux SA (Luxembourg)†(a)	6.95%	4/3/2026	1,199	1,222,095
Total				3,858,927

Foreign Sovereign 1.58%
CBB International Sukuk Co. 6 Spc (Bahrain)†(a)	5.25%	3/20/2025	2,150	2,240,547
Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan)†(a)	5.625%	12/5/2022	890	869,975
Total				3,110,522

Forestry/Paper 0.57%
Klabin Austria GmbH (Austria)†(a)	5.75%	4/3/2029	1,050	1,109,524

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution 1.52%
AI Candelaria Spain SLU (Spain)†(a)	7.50%	12/15/2028	$650	$658,814
PT Perusahaan Gas Negara Persero Tbk (Indonesia)†(a)	5.125%	5/16/2024	730	766,471
Southern Gas Corridor CJSC (Azerbaijan)†(a)	6.875%	3/24/2026	1,355	1,561,811
Total				2,987,096

Integrated Energy 8.83%
Ecopetrol SA (Colombia)(a)	7.375%	9/18/2043	490	592,407
Gazprom PJSC Via Gaz Capital SA (Luxembourg)†(a)	4.95%	2/6/2028	2,290	2,579,181
Lukoil Securities BV (Netherlands)†(a)	3.875%	5/6/2030	1,000	1,043,750
Pertamina Persero PT (Indonesia)†(a)	3.10%	1/21/2030	900	910,568
Pertamina Persero PT (Indonesia)†(a)	4.175%	1/21/2050	900	909,098
Pertamina Persero PT (Indonesia)†(a)	4.70%	7/30/2049	300	326,299
Pertamina Persero PT (Indonesia)†(a)	5.625%	5/20/2043	630	732,925
Petrobras Global Finance BV (Netherlands)(a)	5.60%	1/3/2031	331	332,779
Petroleos Mexicanos (Mexico)(a)	4.50%	1/23/2026	900	786,924
Petroleos Mexicanos (Mexico)(a)	4.875%	1/18/2024	905	872,099
Petroleos Mexicanos (Mexico)(a)	5.35%	2/12/2028	4,357	3,669,226
Petroleos Mexicanos (Mexico)(a)	6.50%	6/2/2041	850	653,646
Petroleos Mexicanos (Mexico)(a)	6.75%	9/21/2047	1,588	1,223,760
Saudi Arabian Oil Co. (Saudi Arabia)(a)	3.50%	4/16/2029	600	648,229
Saudi Arabian Oil Co. (Saudi Arabia)†(a)	4.375%	4/16/2049	925	1,047,626
Sinopec Group Overseas Development Ltd. (China)†(a)	3.625%	4/12/2027	930	1,023,474
Total				17,351,991

Investments & Miscellaneous Financial Services 2.37%
Charming Light Investments Ltd.	4.375%	12/21/2027	780	880,507
China Cinda Finance 2017 I Ltd.	4.75%	2/8/2028	1,205	1,388,873
Chinalco Capital Holdings Ltd.	4.00%	8/25/2021	1,030	1,040,300
MDGH - GMTN BV (Netherlands)†(a)	3.70%	11/7/2049	1,000	1,060,910
Power Finance Corp. Ltd. (India)†(a)	3.95%	4/23/2030	300	286,328
Total				4,656,918

Media: Diversified 0.43%
Globo Comunicacao e Participacoes SA (Brazil)†(a)	4.875%	1/22/2030	600	543,600
Prosus NV (Netherlands)†(a)	3.68%	1/21/2030	280	293,816
Total				837,416

Metals/Mining (Excluding Steel) 0.29%
Corp. Nacional del Cobre de Chile (Chile)†(a)	4.375%	2/5/2049	500	571,255

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil Refining & Marketing 1.04%
Citgo Holding, Inc.†	9.25%	8/1/2024	$208	$207,480
Empresa Nacional del Petroleo (Chile)†(a)	4.50%	9/14/2047	1,200	1,256,090
Thaioil Treasury Center Co. Ltd. (Thailand)†(a)	3.50%	10/17/2049	600	584,409
Total				2,047,979

Rail 0.98%
China Railway Xunjie Co. Ltd. (China)(a)	3.25%	7/28/2026	1,038	1,125,932
Kazakhstan Temir Zholy Finance BV (Netherlands)†(a)	6.95%	7/10/2042	600	799,620
Total				1,925,552

Real Estate Development & Management 0.80%
Kaisa Group Holdings Ltd. (China)†(a)	11.95%	10/22/2022	550	572,536
Ronshine China Holdings Ltd. (China)(a)	8.75%	10/25/2022	400	417,481
Sunac China Holdings Ltd. (China)(a)	7.875%	2/15/2022	560	576,439
Total				1,566,456

Software/Services 0.11%
Baidu, Inc. (China)(a)	3.075%	4/7/2025	200	210,623

Sovereign 0.57%
CBB International Sukuk Programme Co. SPC (Bahrain)†(a)	6.25%	11/14/2024	1,050	1,118,674

Specialty Retail 0.33%
JD.com, Inc. (China)(a)	4.125%	1/14/2050	600	640,208

Steel Producers/Products 0.21%
POSCO (South Korea)†(a)	2.50%	1/17/2025	400	411,500

Telecommunications: Wireline Integrated & Services 0.71%
Oztel Holdings SPC Ltd. (United Arab Emirates)†(a)	6.625%	4/24/2028	1,410	1,399,428

Transportation (Excluding Air/Rail) 0.60%
DP World Crescent Ltd.	3.875%	7/18/2029	1,200	1,179,900

Transportation: Infrastructure/Services 0.77%
Aeropuerto Internacional de Tocumen SA (Panama)†(a)	5.625%	5/18/2036	1,016	1,094,740
Transnet SOC Ltd. (South Africa)†(a)	4.00%	7/26/2022	435	423,588
Total				1,518,328
Total Corporate Bonds (cost $75,012,457)				76,662,607

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 59.16%

Angola 1.40%
Republic of Angola†(a)	8.25%	5/9/2028		$1,760	$1,456,923
Republic of Angola†(a)	9.125%	11/26/2049		700	570,500
Republic of Angola†(a)	9.50%	11/12/2025		790	714,631
Total					2,742,054

Argentina 1.19%
Republic of Argentina(a)	5.875%	1/11/2028		1,000	404,560
Republic of Argentina(a)	7.50%	4/22/2026		1,250	512,113
Republic of Argentina(a)	7.625%	4/22/2046		2,000	788,590
Republic of Argentina(a)	8.28%	12/31/2033		1,402	642,168
Total					2,347,431

Bahrain 0.70%
Kingdom of Bahrain†(a)	6.00%	9/19/2044		500	496,087
Kingdom of Bahrain†(a)	6.75%	9/20/2029		800	878,440
Total					1,374,527

Benin 0.27%
Benin Government International Bond†(c)	5.75%	3/26/2026	EUR	500	524,857

Brazil 1.38%
Federal Republic of Brazil(a)	3.875%	6/12/2030		$1,000	966,050
Federal Republic of Brazil(a)	4.75%	1/14/2050		1,406	1,324,628
Federal Republic of Brazil(a)	5.00%	1/27/2045		436	419,342
Total					2,710,020

Colombia 2.68%
Republic of Colombia(a)	3.00%	1/30/2030		605	598,572
Republic of Colombia(a)	3.875%	4/25/2027		2,010	2,127,726
Republic of Colombia(a)	4.125%	5/15/2051		1,000	1,007,000
Republic of Colombia(a)	5.00%	6/15/2045		1,360	1,532,441
Total					5,265,739

Costa Rica 1.35%
Costa Rica Government†(a)	4.25%	1/26/2023		818	776,809
Costa Rica Government†(a)	4.375%	4/30/2025		905	813,283
Costa Rica Government†(a)	5.625%	4/30/2043		1,420	1,067,130
Total					2,657,222

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Dominican Republic 2.38%
Dominican Republic†(a)	6.40%	6/5/2049	$1,600	$1,472,000
Dominican Republic†(a)	5.875%	1/30/2060	500	431,750
Dominican Republic†(a)	5.95%	1/25/2027	2,750	2,776,290
Total				4,680,040

Ecuador 0.65%
Republic of Ecuador†(a)	9.50%	3/27/2030	1,350	578,813
Republic of Ecuador†(a)	9.65%	12/13/2026	1,600	694,000
Total				1,272,813

Egypt 3.31%
Republic of Egypt†(a)	4.55%	11/20/2023	640	635,335
Republic of Egypt†(a)	6.125%	1/31/2022	1,220	1,253,800
Republic of Egypt†(a)	6.588%	2/21/2028	3,005	2,974,746
Republic of Egypt†(a)	7.903%	2/21/2048	1,270	1,178,693
Republic of Egypt†(a)	8.15%	11/20/2059	500	467,375
Total				6,509,949

El Salvador 0.87%
Republic of EI Salvador†(a)	6.375%	1/18/2027	1,500	1,293,765
Republic of EI Salvador†(a)	7.125%	1/20/2050	520	425,620
Total				1,719,385

Ghana 0.95%
Republic of Ghana†(a)	6.375%	2/11/2027	1,320	1,239,150
Republic of Ghana(a)	7.875%	3/26/2027	625	621,276
Total				1,860,426

Guatemala 1.36%
Republic of Guatemala†(a)	4.375%	6/5/2027	1,125	1,168,380
Republic of Guatemala†(a)	4.90%	6/1/2030	750	803,670
Republic of Guatemala†(a)	6.125%	6/1/2050	600	696,900
Total				2,668,950

Honduras 0.08%
Honduras Government†(a)	5.625%	6/24/2030	150	152,925

Indonesia 1.57%
Republic of Indonesia(a)	3.70%	10/30/2049	500	521,720
Republic of Indonesia(a)	4.10%	4/24/2028	930	1,032,502
Republic of Indonesia(a)	4.75%	2/11/2029	500	580,677
Republic of Indonesia†(a)	4.75%	1/8/2026	835	942,161
Total				3,077,060

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Israel 0.28%
State of Israel(a)	3.375%	1/15/2050		$500	$549,800

Ivory Coast 1.38%
Ivory Coast Bond†(a)	6.375%	3/3/2028		2,640	2,706,634

Jordan 0.25%
Kingdom of Jordan†(a)	5.85%	7/7/2030		500	500,000

Kazakhstan 1.09%
Republic of Kazakhstan†(c)	1.50%	9/30/2034	EUR	500	517,107
Republic of Kazakhstan†(a)	3.875%	10/14/2024		$422	460,990
Republic of Kazakhstan†(a)	4.875%	10/14/2044		915	1,165,275
Total					2,143,372

Kenya 1.61%
Republic of Kenya†(a)	7.00%	5/22/2027		1,050	1,039,500
Republic of Kenya†(a)	7.25%	2/28/2028		1,261	1,250,332
Republic of Kenya†(a)	8.25%	2/28/2048		874	864,320
Total					3,154,152

Lebanon 0.18%
Republic of Lebanon(d)	6.65%	2/26/2030		1,948	345,809

Mexico 1.20%
United Mexican States(a)	4.50%	1/31/2050		2,280	2,350,680

Mongolia 0.68%
Development Bank of Mongolia LLC†(a)	7.25%	10/23/2023		422	410,842
Republic of Mongolia†(a)	5.125%	12/5/2022		930	929,965
Total					1,340,807

Nigeria 2.80%
Republic of Nigeria†(a)	6.375%	7/12/2023		926	945,863
Republic of Nigeria†(a)	6.50%	11/28/2027		3,073	2,933,178
Republic of Nigeria(a)	7.875%	2/16/2032		450	425,822
Republic of Nigeria†(a)	9.248%	1/21/2049		1,174	1,192,138
Total					5,497,001

Oman 1.80%
Oman Government International Bond†(a)	4.75%	6/15/2026		2,309	2,143,052
Oman Government International Bond†(a)	6.75%	1/17/2048		1,600	1,390,800
Total					3,533,852

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Pakistan 1.28%
Republic of Pakistan†(a)	6.875%	12/5/2027	$1,100	$1,087,570
Republic of Pakistan†(a)	8.25%	4/15/2024	1,361	1,423,552
Total				2,511,122

Panama 0.22%
Republic of Panama(a)	3.87%	7/23/2060	385	436,975

Paraguay 1.47%
Republic of Paraguay†(a)	4.70%	3/27/2027	1,040	1,139,913
Republic of Paraguay†(a)	5.40%	3/30/2050	1,500	1,742,692
Total				2,882,605

Peru 0.35%
Republic of Peru(a)	2.392%	1/23/2026	140	145,670
Republic of Peru(a)	2.844%	6/20/2030	500	538,030
Total				683,700

Qatar 4.13%
State of Qatar†(a)	3.375%	3/14/2024	1,700	1,823,918
State of Qatar†(a)	4.817%	3/14/2049	784	1,033,794
State of Qatar†(a)	3.25%	6/2/2026	2,940	3,196,627
State of Qatar†(a)	4.00%	3/14/2029	650	749,215
State of Qatar†(a)	4.40%	4/16/2050	600	744,109
State of Qatar†(a)	5.103%	4/23/2048	411	560,124
Total				8,107,787

Russia 1.53%
Russian Federation†(a)	4.25%	6/23/2027	800	896,000
Russian Federation†(a)	5.25%	6/23/2047	1,600	2,116,000
Total				3,012,000

Saudi Arabia 3.66%
Saudi International Bond†(a)	2.50%	2/3/2027	1,500	1,543,369
Saudi International Bond†(a)	3.25%	10/26/2026	961	1,040,287
Saudi International Bond†(a)	3.625%	3/4/2028	1,200	1,321,572
Saudi International Bond†(a)	4.50%	4/22/2060	1,000	1,152,489
Saudi International Bond†(a)	5.00%	4/17/2049	1,723	2,136,927
Total				7,194,644

Senegal 1.23%
Republic of Senegal†(a)	6.25%	5/23/2033	1,528	1,560,663
Republic of Senegal†(a)	6.25%	7/30/2024	817	860,510
Total				2,421,173

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
South Africa 1.36%
Republic of South Africa(a)	4.30%		10/12/2028	$2,400	$2,231,952
Republic of South Africa(a)	5.75%		9/30/2049	500	436,154
Total					2,668,106

Sri Lanka 1.61%
Republic of Sri Lanka†(a)	7.85%		3/14/2029	650	429,857
Republic of Sri Lanka†(a)	5.75%		4/18/2023	1,531	1,087,010
Republic of Sri Lanka†(a)	5.875%		7/25/2022	570	444,600
Republic of Sri Lanka†(a)	6.25%		10/4/2020	888	849,150
Republic of Sri Lanka†(a)	7.55%		3/28/2030	550	361,667
Total					3,172,284

Turkey 3.79%
Republic of Turkey(a)	3.25%		3/23/2023	1,625	1,538,615
Republic of Turkey(a)	4.25%		4/14/2026	1,488	1,360,803
Republic of Turkey(a)	5.25%		3/13/2030	445	400,278
Republic of Turkey(a)	5.625%		3/30/2021	1,451	1,479,019
Republic of Turkey(a)	5.75%		5/11/2047	1,250	1,024,466
Republic of Turkey(a)	6.625%		2/17/2045	500	456,250
Turkiye Ihracat Kredi Bankasi AS†(a)	4.25%		9/18/2022	525	506,222
Turkiye Ihracat Kredi Bankasi AS†(a)	5.375%		2/8/2021	200	201,495
Turkiye Ihracat Kredi Bankasi AS†(a)	8.25%		1/24/2024	450	470,547
Total					7,437,695

Ukraine 3.29%
Ukraine Government(a)	Zero Coupon	#(e)	5/31/2040	1,565	1,453,068
Ukraine Government†(a)	7.375%		9/25/2032	2,884	2,906,314
Ukraine Government†(a)	7.75%		9/1/2021	550	568,451
Ukraine Government†(a)	8.994%		2/1/2024	1,420	1,529,772
Total					6,457,605

United Arab Emirates 1.97%
Abu Dhabi Government International Bond†(a)	2.50%		9/30/2029	1,950	2,049,001
Abu Dhabi Government International Bond†(a)	3.125%		9/30/2049	600	626,250
Abu Dhabi Government International Bond†(a)	3.875%		4/16/2050	1,000	1,185,750
Total					3,861,001

Uruguay 1.04%
Republic of Uruguay(a)(f)	4.375%		1/23/2031	500	585,788
Republic of Uruguay(a)	4.975%		4/20/2055	1,136	1,460,390
Total					2,046,178

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Uzbekistan 0.64%
Republic of Uzbekistan†(a)	4.75%	2/20/2024	$1,200	$1,267,500

Vietnam 0.18%
Socialist Republic of Vietnam†(a)	4.80%	11/19/2024	328	359,974
Total Foreign Government Obligations (cost $117,114,907)				116,205,854
Total Long-Term Investments (cost $192,127,364)				192,868,461

SHORT-TERM INVESTMENT 0.73%

REPURCHASE AGREEMENT
Repurchase Agreement dated 6/30/2020, 0.00% due 7/1/2020 with Fixed Income Clearing Corp. collateralized by $1,354,500 of U.S. Treasury Note at 2.75% due 08/31/2023; value: $1,476,638; proceeds: $1,447,593 (cost $1,447,593)			1,448	1,447,593
Total Investments in Securities 98.92% (cost $193,574,957)				194,316,054
Foreign Cash and Other Assets in Excess of Liabilities(g) 1.08%				2,116,126
Net Assets 100.00%				$196,432,180

EUR	Euro.
CMT	Constant Maturity Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2020, the total value of Rule 144A securities was $141,932,049, which represents 72.25% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2020.
(a)	Foreign security traded in U.S. dollars.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Defaulted (non-income producing security).
(e)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(f)	Securities purchased on a when-issued basis (See Note 2(i)).
(g)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2020

Centrally Cleared Credit Default Swaps on Issuer - Buy Protection at June 30, 2020(1):

Referenced Issuer	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Republic of Korea(4)(5)	Credit Suisse	1.00%	12/20/2024	$1,000,000	$1,033,820	$(29,344)	$(4,476)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearinghouse are presented net of amortization (See Note 2(n)).
(3)	Total unrealized appreciation on Credit Default Swaps on Issuer amounted to $0. Total unrealized depreciation on Credit Default Swaps on Issuer amounted to $4,476.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	Moody’s Credit Rating: Baa3.

Open Forward Foreign Currency Exchange Contracts at June 30, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	State Street Bank and Trust	9/4/2020	69,000	$78,527	$77,630	$897

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	Goldman Sachs	9/4/2020	1,465,000	$1,592,399	$1,648,228	$(55,829)
Euro	Sell	State Street Bank and Trust	9/4/2020	120,000	132,924	135,008	(2,084)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(57,913)

Open Futures Contracts at June 30, 2020:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
Euro Bobl	September 2020	2	Long	EUR	268,164	EUR	269,960	$2,018
U.S. 2-Year Treasury Note	September 2020	65	Long		$14,348,527		$14,353,828	5,301
U.S. Long Bond	September 2020	113	Long		20,054,627		20,177,563	122,936
Total Unrealized Appreciation on Open Futures Contracts								$130,255

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro -Bund	September 2020	8	Short	EUR	(1,388,386)	EUR	(1,412,160)	$(26,710)
U.S. 10-Year Ultra Treasury Bond	September 2020	60	Short		$(9,384,096)		$(9,449,063)	(64,967)
U.S. 5-Year Treasury Note	September 2020	56	Short		(7,010,183)		(7,041,563)	(31,380)
U.S. Ultra Treasury Bond	September 2020	16	Short		(3,413,692)		(3,490,500)	(76,808)
Total Unrealized Depreciation on Open Futures Contracts								$(199,865)

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS BOND FUND June 30, 2020

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$76,662,607	$–	$76,662,607
Foreign Government Obligations	–	116,205,854	–	116,205,854
Short-Term Investment
Repurchase Agreement	–	1,447,593	–	1,447,593
Total	$–	$194,316,054	$–	$194,316,054
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(4,476)	–	(4,476)
Forward Foreign Currency Exchange Contracts
Assets	–	897	–	897
Liabilities	–	(57,913)	–	(57,913)
Futures Contracts
Assets	130,255	–	–	130,255
Liabilities	(199,865)	–	–	(199,865)
Total	$(69,610)	$(61,492)	$–	$(131,102)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2020

					Shares		Fair
Investments					(000)		Value
LONG-TERM INVESTMENTS 98.78%

COMMON STOCK 0.03%

Metals & Minerals: Miscellaneous
Vedanta Ltd. ADR (cost $57,261)						3	$15,826

						Principal
	Interest		Maturity			Amount
	Rate		Date			(000)

CONVERTIBLE BONDS 0.59%

Technology 0.33%
Trip.com Group Ltd. (China)(a)	1.00%		7/1/2020			$95	94,881
Weibo Corp. (China)(a)	1.25%		11/15/2022			98	91,625
Total							186,506

Telecommunications 0.26%
GDS Holdings Ltd. (China)(a)	2.00%		6/1/2025			90	145,211
Total Convertible Bonds (cost $283,842)							331,717

CORPORATE BONDS 95.76%

Air Transportation 0.14%
Transportes Aereos Portugueses SA(b)	5.625%		12/2/2024		EUR	100	77,973

Auto Parts: Original Equipment 0.35%
Nemak SAB de CV (Mexico)†(a)	4.75%		1/23/2025			$200	198,125

Banks: Regional 19.36%
ADCB Finance Cayman Ltd.†	4.00%		3/29/2023			200	210,653
Akbank T.A.S. (Turkey)†(a)	5.00%		10/24/2022			450	447,582
Alfa Bank AO Via Alfa Bond Issuance plc (Ireland)(a)	6.95% (5 Yr Treasury CMT + 4.57%	)#	–	(c)		250	248,120
Alfa Bank AO Via Alfa Bond Issuance plc (Ireland)†(a)	7.75%		4/28/2021			200	209,716
Banco BBVA Peru SA (Peru)(a)	5.00%		8/26/2022			200	212,203
Banco de Bogota SA (Colombia)†(a)	6.25%		5/12/2026			300	318,132
Banco de Credito e Inversiones SA (Chile)†(a)	3.50%		10/12/2027			200	210,701
Banco del Estado de Chile (Chile)†(a)	2.704%		1/9/2025			200	205,875
Banco do Brasil SA†	4.625%		1/15/2025			200	207,500
Banco Internacional del Peru SAA Interbank (Peru)†(a)	3.25%		10/4/2026			230	232,551
Banco Mercantil del Norte SA†	7.625% (10 Yr Treasury CMT + 5.35%	)#	–	(c)		200	191,128

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2020

					Principal
	Interest		Maturity		Amount	Fair
Investments	Rate		Date		(000)	Value
Banks: Regional (continued)
Banco Santander Chile (Chile)†(a)	2.70%		1/10/2025		200	205,751
Bancolombia SA (Colombia)(a)	3.00%		1/29/2025		200	196,208
Bancolombia SA (Colombia)(a)	4.625% (5 Yr Treasury CMT + 2.94%	)#	12/18/2029		200	189,000
Bangkok Bank plc (Hong Kong)†(a)	3.733% (5 Yr Treasury CMT + 1.90%	)#	9/25/2034		200	191,422
Bangkok Bank plc (Hong Kong)†(a)	5.00%		10/3/2023		200	221,494
Banistmo SA (Panama)†(a)	3.65%		9/19/2022		400	400,910
Bank Leumi Le-Israel BM (Israel)†(a)	3.275% (5 Yr Treasury CMT + 1.63%	)#	1/29/2031		200	194,972
Bank of China Hong Kong Ltd. (Hong Kong)†(a)	5.90% (5 Yr Treasury CMT + 3.04%	)#	–	(c)	400	427,464
Bank of China Ltd. (China)†(a)	5.00%		11/13/2024		400	446,383
BBVA Bancomer SA†	4.375%		4/10/2024		300	320,504
BBVA Bancomer SA†	5.125% (5 Yr Treasury Constant Maturity Rate + 2.65%	)#	1/18/2033		450	420,230
Global Bank Corp. (Panama)†(a)	5.25% (3 Mo. LIBOR + 3.30%	)#	4/16/2029		540	554,850
Itau Unibanco Holding SA†	4.50% (5 Yr Treasury CMT + 2.82%	)#	11/21/2029		250	237,410
Itau Unibanco Holding SA/Cayman Island†	4.625% (5 Yr Treasury CMT + 3.22%	)#	–	(c)	250	206,406
KEB Hana Bank (South Korea)†(a)	4.375%		9/30/2024		200	219,675
Kookmin Bank (South Korea)†(a)	1.75%		5/4/2025		200	204,605
NBK SPC Ltd. (United Arab Emirates)†(a)	2.75%		5/30/2022		200	204,682
NBK Tier 1 Financing 2 Ltd. (United Arab Emirates)†(a)	4.50% (6 Yr Swap rate + 2.83%	)#	–	(c)	300	285,900
QNB Finansbank AS (Turkey)†(a)	4.875%		5/19/2022		200	198,580
QNB Finansbank AS (Turkey)†(a)	6.875%		9/7/2024		400	410,000
Sberbank of Russia Via SB Capital SA (Luxembourg)†(a)	5.25%		5/23/2023		450	480,107
Sberbank of Russia Via SB Capital SA (Luxembourg)†(a)	6.125%		2/7/2022		200	212,864
Turkiye Garanti Bankasi AS (Turkey)†(a)	5.875%		3/16/2023		500	501,630
Turkiye Sinai Kalkinma Bankasi AS (Turkey)†(a)	6.00%		1/23/2025		200	191,037
Turkiye Vakiflar Bankasi TAO (Turkey)†(a)	5.25%		2/5/2025		200	184,222
Turkiye Vakiflar Bankasi TAO (Turkey)†(a)	6.00%		11/1/2022		450	443,061
Woori Bank (South Korea)†(a)	4.75%		4/30/2024		400	437,432
Total						10,880,960

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2020

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Building Materials 0.33%
Cemex SAB de CV (Mexico)†(a)	5.45%	11/19/2029	$200	$184,928

Business Services 1.70%
Adani Ports & Special Economic Zone Ltd. (India)†(a)	4.375%	7/3/2029	400	392,518
DP World plc (United Arab Emirates)†(a)	4.70%	9/30/2049	200	197,350
DP World plc (United Arab Emirates)†(a)	6.85%	7/2/2037	300	367,125
Total				956,993

Chemicals 3.39%
CNAC HK Finbridge Co. Ltd. (Hong Kong)(a)	4.125%	7/19/2027	200	218,113
Equate Petrochemical BV (Netherlands)†(a)	3.00%	3/3/2022	200	202,630
OCP SA (Morocco)†(a)	6.875%	4/25/2044	200	243,681
Orbia Advance Corp. SAB de CV (Mexico)†(a)	5.50%	1/15/2048	200	210,859
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(a)	3.949%	4/24/2023	200	208,030
SABIC Capital II BV (Netherlands)†(a)	4.00%	10/10/2023	200	213,697
Sociedad Quimica y Minera de Chile SA (Chile)†(a)	4.25%	1/22/2050	200	197,988
Yingde Gases Investment Ltd. (Hong Kong)†(a)	6.25%	1/19/2023	400	410,875
Total				1,905,873

Computer Hardware 0.35%
HT Global IT Solutions Holdings Ltd. (Mauritius)†(a)	7.00%	7/14/2021	200	198,498

Computer Software 0.35%
Marble II Pte Ltd. (Singapore)†(a)	5.30%	6/20/2022	200	197,993

Containers 0.37%
Klabin Austria GmbH (Austria)†(a)	7.00%	4/3/2049	200	208,750

Diversified 1.11%
CK Hutchison International 17 Ltd. (Hong Kong)†(a)	3.50%	4/5/2027	200	218,066
KOC Holding AS (Turkey)†(a)	5.25%	3/15/2023	400	403,244
Total				621,310

Drugs 2.41%
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	2.80%	7/21/2023	421	399,013
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	3.15%	10/1/2026	779	698,475
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	6.00%	4/15/2024	250	257,456
Total				1,354,944

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2020

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Electric: Power 12.04%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)	3.625%	1/12/2023	$200	$210,724
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)	4.00%	10/3/2049	200	221,830
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)	4.875%	4/23/2030	400	481,000
Acwa Power Management & Investments One Ltd. (Saudi Arabia)†(a)	5.95%	12/15/2039	200	217,900
Adani Transmission Ltd. (India)†(a)	4.00%	8/3/2026	600	597,686
Celeo Redes Operacion Chile SA (Chile)†(a)	5.20%	6/22/2047	389	436,552
Cemig Geracao e Transmissao SA (Brazil)†(a)	9.25%	12/5/2024	248	274,102
Emirates Semb Corp., Water & Power Co. PJSC (United Arab Emirates)†(a)	4.45%	8/1/2035	200	218,436
Empresas Publicas de Medellin ESP (Colombia)†(a)	4.25%	7/18/2029	200	201,087
Engie Energia Chile SA (Chile)†(a)	4.50%	1/29/2025	400	433,004
Eskom Holdings SOC Ltd. (South Africa)†(a)	5.75%	1/26/2021	400	382,260
Eskom Holdings SOC Ltd. (South Africa)†(a)	6.35%	8/10/2028	200	201,000
Eskom Holdings SOC Ltd. (South Africa)†(a)	8.45%	8/10/2028	250	234,531
Greenko Investment Co. (India)†(a)	4.875%	8/16/2023	200	195,743
Israel Electric Corp. Ltd. (Israel)†(a)	4.25%	8/14/2028	250	283,600
Listrindo Capital BV (Netherlands)†(a)	4.95%	9/14/2026	400	404,000
Minejesa Capital BV (Netherlands)†(a)	4.625%	8/10/2030	200	203,712
Mong Duong Finance Holdings BV (Vietnam)†(a)	5.125%	5/7/2029	536	541,725
Pampa Energia SA (Argentina)†(a)	7.50%	1/24/2027	200	162,195
Pampa Energia SA (Argentina)†(a)	9.125%	4/15/2029	250	203,017
Saudi Electricity Global Sukuk Co. 3 (Saudi Arabia)†(a)	5.50%	4/8/2044	400	484,018
Terraform Global Operating LLC†	6.125%	3/1/2026	180	177,941
Total				6,766,063

Energy Equipment & Services 0.54%
Greenko Solar Mauritius Ltd. (Mauritius)†(a)	5.95%	7/29/2026	200	197,954
YPF Energia Electrica SA (Argentina)†(a)	10.00%	7/25/2026	142	108,275
Total				306,229

Engineering & Contracting Services 1.06%
Aeropuerto Internacional de Tocumen SA (Panama)†(a)	6.00%	11/18/2048	199	218,788
Delhi International Airport Ltd. (India)†(a)	6.125%	10/31/2026	200	195,675
GMR Hyderabad International Airport Ltd. (India)†(a)	4.25%	10/27/2027	200	178,970
Total				593,433

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2020

					Principal
	Interest		Maturity		Amount	Fair
Investments	Rate		Date		(000)	Value
Financial Services 2.59%
BOC Aviation Ltd. (Singapore)†(a)	3.00%		9/11/2029		$200	$198,399
China Cinda Finance 2017 I Ltd.	4.10%		3/9/2024		200	214,453
China Cinda Finance 2017 I Ltd.	4.40%		3/9/2027		200	223,455
Intercorp Peru Ltd. (Peru)†(a)	3.875%		8/15/2029		200	198,212
Power Finance Corp. Ltd. (India)†(a)	3.95%		4/23/2030		200	190,885
Power Finance Corp. Ltd. (India)†(a)	6.15%		12/6/2028		200	222,402
SURA Asset Management SA (Colombia)†(a)	4.375%		4/11/2027		200	208,964
Total						1,456,770

Food 2.40%
Arcor SAIC (Argentina)†(a)	6.00%		7/6/2023		185	166,789
Grupo KUO SAB De CV (Mexico)†(a)	5.75%		7/7/2027		200	184,712
MARB BondCo plc (United Kingdom)†(a)	7.00%		3/15/2024		200	201,028
Minerva Luxembourg SA (Luxembourg)†(a)	5.875%		1/19/2028		400	390,400
NBM US Holdings, Inc.†	6.625%		8/6/2029		400	407,130
Total						1,350,059

Health Care Services 0.65%
Rede D’or Finance Sarl (Luxembourg)†(a)	4.50%		1/22/2030		200	176,812
Rede D’or Finance Sarl (Luxembourg)†(a)	4.95%		1/17/2028		200	189,363
Total						366,175

Household Equipment/Products 0.37%
Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(a)	6.95%		3/14/2026		200	206,924

Investment Management Companies 1.86%
Grupo de Inversiones Suramericana SA (Colombia)†(a)	5.50%		4/29/2026		200	215,688
Huarong Finance 2017 Co. Ltd. (Hong Kong)(a)	4.50% (5 Yr Treasury CMT + 7.77%	)#	–	(c)	200	201,495
Huarong Finance 2019 Co. Ltd. (Hong Kong)(a)	3.875%		11/13/2029		200	205,020
MDGH - GMTN BV (Netherlands)†(a)	2.875%		11/7/2029		200	209,911
MDGH - GMTN BV (Netherlands)†(a)	3.70%		11/7/2049		200	212,182
Total						1,044,296

Lodging 1.36%
MGM China Holdings Ltd. (Macau)†(a)	5.875%		5/15/2026		450	464,418
Wynn Macau Ltd. (Macau)†(a)	5.50%		10/1/2027		300	297,872
Total						762,290

Machinery: Agricultural 3.92%
JBS Investments II GmbH (Austria)†(a)	5.75%		1/15/2028		600	594,150
JBS Investments II GmbH (Austria)†(a)	7.00%		1/15/2026		200	210,355

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2020

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Machinery: Agricultural (continued)
Kernel Holding SA (Ukraine)†(a)	8.75%	1/31/2022		$600	$621,906
MHP Lux SA (Luxembourg)†(a)	6.25%	9/19/2029		600	573,792
MHP Lux SA (Luxembourg)†(a)	6.95%	4/3/2026		200	203,852
Total					2,204,055

Media 1.41%
Cable Onda SA (Panama)†(a)	4.50%	1/30/2030		200	203,037
Grupo Televisa SAB (Mexico)(a)	6.625%	1/15/2040		132	171,450
Summer BidCo BV PIK†(b)	9.75%	11/15/2025	EUR	200	212,505
VTR Finance NV (Chile)†(a)(d)	6.375%	7/15/2028		$200	206,254
Total					793,246

Metals & Minerals: Miscellaneous 4.71%
AngloGold Ashanti Holdings plc (United Kingdom)(a)	6.50%	4/15/2040		150	172,592
Barminco Finance Pty Ltd. (Australia)†(a)	6.625%	5/15/2022		66	65,381
Chinalco Capital Holdings Ltd.	4.00%	8/25/2021		200	202,000
First Quantum Minerals Ltd. (Canada)†(a)	7.50%	4/1/2025		450	431,602
Fresnillo plc (Mexico)†(a)	5.50%	11/13/2023		200	216,729
Industrias Penoles SAB de CV (Mexico)†(a)	5.65%	9/12/2049		400	437,718
Minera Mexico SA de CV (Mexico)†(a)	4.50%	1/26/2050		200	199,734
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(a)	4.10%	4/11/2023		400	418,206
Nexa Resources SA (Brazil)†(a)	5.375%	5/4/2027		200	193,938
Southern Copper Corp. (Peru)(a)	5.875%	4/23/2045		240	310,824
Total					2,648,724

Natural Gas 1.06%
Gas Natural de Lima y Callao SA (Peru)†(a)	4.375%	4/1/2023		400	419,658
Nakilat, Inc. (Qatar)†(a)	6.267%	12/31/2033		148	175,670
Total					595,328

Oil 10.25%
CNOOC Finance 2015 USA LLC	3.50%	5/5/2025		200	218,387
Dolphin Energy Ltd. LLC (United Arab Emirates)†(a)	5.50%	12/15/2021		200	209,892
Ecopetrol SA (Colombia)(a)	4.125%	1/16/2025		425	427,616
Ecopetrol SA (Colombia)(a)	5.875%	5/28/2045		303	318,406
Geopark Ltd. (Chile)†(a)	5.50%	1/17/2027		200	172,502
Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru)†(a)	6.375%	6/1/2028		200	195,000
Lukoil Securities BV (Netherlands)†(a)	3.875%	5/6/2030		200	208,750
Pertamina Persero PT (Indonesia)†(a)	4.15%	2/25/2060		200	199,968
Petrobras Global Finance BV (Netherlands)†(a)	5.093%	1/15/2030		453	452,094

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2020

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Oil (continued)
Petrobras Global Finance BV (Netherlands)(a)	5.60%	1/3/2031	$118	$118,634
Petrobras Global Finance BV (Netherlands)(a)	6.90%	3/19/2049	131	138,271
Petrobras Global Finance BV (Netherlands)(a)	7.25%	3/17/2044	340	370,855
Petroleos Mexicanos (Mexico)(a)	4.875%	1/18/2024	75	72,273
Petroleos Mexicanos (Mexico)(a)	5.35%	2/12/2028	220	185,272
PTTEP Treasury Center Co. Ltd. (Thailand)†(a)	2.993%	1/15/2030	250	262,381
PTTEP Treasury Center Co. Ltd. (Thailand)†(a)	3.903%	12/6/2059	200	213,998
Saudi Arabian Oil Co. (Saudi Arabia)(a)	3.50%	4/16/2029	200	216,076
Saudi Arabian Oil Co. (Saudi Arabia)†(a)	4.375%	4/16/2049	400	453,028
Sinopec Group Overseas Development 2018 Ltd. (China)†(a)	2.95%	11/12/2029	200	210,202
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(a)	4.00%	8/15/2026	200	211,170
Thaioil Treasury Center Co. Ltd. (Thailand)†(a)	3.50%	10/17/2049	200	194,803
Tupras Turkiye Petrol Rafinerileri AS (Turkey)†(a)	4.50%	10/18/2024	200	187,161
YPF SA (Argentina)†(a)	6.95%	7/21/2027	740	524,342
Total				5,761,081

Oil: Crude Producers 2.06%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(a)	4.60%	11/2/2047	400	474,550
AI Candelaria Spain SLU (Spain)†(a)	7.50%	12/15/2028	250	253,390
GNL Quintero SA (Chile)†(a)	4.634%	7/31/2029	200	214,992
Transportadora de Gas del Peru SA (Peru)†(a)	4.25%	4/30/2028	200	215,964
Total				1,158,896

Real Estate 6.23%
Country Garden Holdings Co. Ltd. (China)(a)	4.75%	1/17/2023	200	203,750
Country Garden Holdings Co. Ltd. (China)(a)	5.125%	1/17/2025	200	204,215
Kaisa Group Holdings Ltd. (China)(a)	9.375%	6/30/2024	400	367,457
Kaisa Group Holdings Ltd. (China)†(a)	11.95%	10/22/2022	200	208,195
Longfor Group Holdings Ltd. (China)(a)	4.50%	1/16/2028	200	215,489
MAF Sukuk Ltd.	4.50%	11/3/2025	200	211,848
Ronshine China Holdings Ltd. (China)(a)	8.75%	10/25/2022	600	626,221
Sunac China Holdings Ltd. (China)(a)	7.875%	2/15/2022	500	514,678
Swire Properties MTN Financing Ltd. (Hong Kong)(a)	3.625%	1/13/2026	200	217,782
Theta Capital Pte Ltd. (Singapore)(a)	6.75%	10/31/2026	400	321,179
Trust Fibra Uno (Mexico)†(a)	6.39%	1/15/2050	200	211,109
Zhenro Properties Group Ltd. (China)(a)	8.65%	1/21/2023	200	201,364
Total				3,503,287

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2020

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Steel 2.75%
CSN Resources SA (Brazil)†(a)	7.625%	4/17/2026	$200	$173,250
CSN Resources SA (Brazil)†(a)	7.625%	2/13/2023	400	372,500
GUSAP III LP†	4.25%	1/21/2030	300	294,660
Novolipetsk Steel via Steel Funding DAC (Ireland)†(a)	4.00%	9/21/2024	250	265,413
POSCO (South Korea)†(a)	2.50%	1/17/2025	200	205,750
Vale Overseas Ltd. (Brazil)(a)	6.25%	8/10/2026	200	235,550
Total				1,547,123

Technology 3.05%
Baidu, Inc. (China)(a)	3.075%	4/7/2025	200	210,623
JD.com, Inc. (China)(a)	4.125%	1/14/2050	200	213,403
Myriad International Holdings BV (Netherlands)†(a)	4.85%	7/6/2027	200	224,702
Prosus NV (Netherlands)†(a)	3.68%	1/21/2030	200	209,868
Tencent Holdings Ltd. (China)†(a)	3.80%	2/11/2025	400	439,347
Weibo Corp. (China)(a)	3.50%	7/5/2024	400	414,676
Total				1,712,619

Telecommunications 6.40%
Altice France Holding SA (Luxembourg)†(a)	10.50%	5/15/2027	200	221,185
America Movil SAB de CV (Mexico)(a)	4.375%	4/22/2049	200	244,516
Emirates Telecommunications Group Co. PJSC (United Arab Emirates)(a)	3.50%	6/18/2024	200	215,490
Metropolitan Light Co. Ltd. (Hong Kong)†(a)	5.50%	11/21/2022	400	404,837
Millicom International Cellular SA (Luxembourg)†(a)	6.625%	10/15/2026	400	426,806
Ooredoo International Finance Ltd.†	3.25%	2/21/2023	400	417,508
Ooredoo International Finance Ltd.†	3.875%	1/31/2028	400	442,030
Oztel Holdings SPC Ltd. (United Arab Emirates)†(a)	6.625%	4/24/2028	600	595,501
SK Telecom Co. Ltd. (South Korea)†(a)	3.75%	4/16/2023	200	214,174
Telefonica Celular del Paraguay SA (Paraguay)†(a)	5.875%	4/15/2027	400	418,000
Total				3,600,047

Transportation: Miscellaneous 0.83%
Kazakhstan Temir Zholy Finance BV (Netherlands)†(a)	6.95%	7/10/2042	200	266,540
Rumo Luxembourg Sarl (Luxembourg)†	5.25%	1/10/2028	200	200,000
Total				466,540

Utilities 0.36%
Aegea Finance Sarl (Luxembourg)†(a)	5.75%	10/10/2024	200	203,271
Total Corporate Bonds (cost $53,447,240)				53,832,803

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
FLOATING RATE LOAN(e) 0.27%

Miscellaneous
Jindal Steel and Power Limited Term Loan (cost $179,000)	–	(f)	3/21/2022	$200	$155,000

FOREIGN GOVERNMENT OBLIGATIONS 2.13%

Mongolia 0.35%
Development Bank of Mongolia LLC†(a)	7.25%		10/23/2023	200	194,711

Nigeria 0.68%
Republic of Nigeria†(a)	6.50%		11/28/2027	400	381,800

Saudi Arabia 0.41%
Saudi International Bond†(a)	4.50%		4/22/2060	200	230,498

Turkey 0.32%
Republic of Turkey(a)	5.25%		3/13/2030	200	179,900

United Arab Emirates 0.37%
Abu Dhabi Government International Bond†(a)	3.125%		9/30/2049	200	208,750
Total Foreign Government Obligations (cost $1,196,340)					1,195,659
Total Long-Term Investments (cost $55,163,683)					55,531,005

SHORT-TERM INVESTMENT 0.73%

REPURCHASE AGREEMENT
Repurchase Agreement dated 6/30/2020, 0.00% due 7/1/2020 with Fixed Income Clearing Corp. collateralized by $419,200 of U.S. Treasury Note at 0.25% due 6/15/2023; value: $420,177; proceeds: $411,876 (cost $411,876)				412	411,876
Total Investments in Securities 99.51% (cost $55,575,559)					55,942,881
Other Assets in Excess of Liabilities(g) 0.49%					275,331
Net Assets 100.00%					$56,218,212

EUR	Euro.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2020

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2020, the total value of Rule 144A securities was $43,966,681, which represents 78.21% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2020.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Securities purchased on a when-issued basis (See Note 2(i)).
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2020.
(f)	Interest rate to be determined.
(g)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at June 30, 2020:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Euro	Sell	State Street Bank and Trust	9/4/2020	25,000	$28,452	$28,127	$325

Forward Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Euro	Sell	Goldman Sachs	9/4/2020	254,000	$276,088	$285,768	$(9,680)

Open Futures Contracts at June 30, 2020:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. 2-Year Treasury Note	September 2020	16	Long	$3,531,945	$3,533,250	$1,305
U.S. 5-Year Treasury Note	September 2020	10	Long	1,254,645	1,257,422	2,777
U.S. Long Bond	September 2020	30	Long	5,324,237	5,356,875	32,638
Total Unrealized Appreciation on Open Futures Contracts						$36,720

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 10-Year Treasury Note	September 2020	10	Short	$(1,388,576)	$(1,391,719)	$(3,143)
U.S. 10-Year Ultra Treasury Bond	September 2020	32	Short	(5,016,065)	(5,039,500)	(23,435)
U.S. Ultra Treasury Bond	September 2020	18	Short	(3,855,327)	(3,926,812)	(71,485)
Total Unrealized Depreciation on Open Futures Contracts						$(98,063)

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2020

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stock	$15,826	$–	$–	$15,826
Convertible Bonds	–	331,717	–	331,717
Corporate Bonds	–	53,832,803	–	53,832,803
Floating Rate Loan	–	155,000	–	155,000
Foreign Government Obligations	–	1,195,659	–	1,195,659
Short-Term Investment
Repurchase Agreement	–	411,876	–	411,876
Total	$15,826	$55,927,055	$–	$55,942,881
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$325	$–	$325
Liabilities	–	(9,680)	–	(9,680)
Futures Contracts
Assets	36,720	–	–	36,720
Liabilities	(98,063)	–	–	(98,063)
Total	$(61,343)	$(9,355)	$–	$(70,698)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)

GLOBAL BOND FUND June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)			Fair Value
LONG-TERM INVESTMENTS 100.33%

ASSET-BACKED SECURITIES 7.89%

Automobiles 1.64%
AmeriCredit Automobile Receivables Trust 2020-1 B 1.48%			1/21/2025		$55		$55,088
AmeriCredit Automobile Receivables 2015-4 D	3.72%		12/8/2021		12		11,645
Westlake Automobile Receivables Trust 2018-2A D†	4.00%		1/16/2024		53		53,892
Chesapeake Funding II LLC 2018-2A A2†	0.555% (1 Mo. LIBOR + .37%	)#	8/15/2030		57		55,779
Total							176,404

Credit Cards 2.02%
Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024		100		100,892	(a)
World Financial Network Credit Card Master Trust 2019-C A	2.21%		7/15/2026		15		15,313
Trillium Credit Card Trust II 2018-2A A†	0.53% (1 Mo. LIBOR + .35%	)#	9/26/2023		100		99,995
Total							216,200

Other 4.23%
SCF Equipment Leasing LLC 2019-1A A2†	3.23%		10/20/2024		100		99,448
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049		50		41,241
Fairstone Financial Issuance Trust I 2019-1A A†(b)	3.948%		3/21/2033	CAD	150		108,568
Wingstop Funding LLC 2018-1 A2†	4.97%		12/5/2048		$99		103,321
Hyundai Floorplan Master Owner Trust 2019-1 A†	2.68%		4/15/2024		100		101,324
Total							453,902
Total Asset-Backed Securities (cost $838,728)							846,506

				Shares (000)

COMMON STOCK 0.00%

Oil
Tapstone Energy Holdings III LLC (cost $3)					–	(c)	3	(d)

				Principal Amount (000)

CORPORATE BONDS 62.39%

Aerospace/Defense 1.04%
Boeing Co. (The)	4.875%		5/1/2025		$27		29,430
Boeing Co. (The)	5.04%		5/1/2027		23		25,397
Raytheon Technologies Corp.	2.25%		7/1/2030		28		29,274

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2020

					Principal
	Interest		Maturity		Amount		Fair
Investments	Rate		Date		(000)		Value
Aerospace/Defense (continued)
Signature Aviation US Holdings, Inc.†	4.00%		3/1/2028			$13	$11,771
TransDigm, Inc.†	6.25%		3/15/2026			16	16,017
Total							111,889

Air Transportation 0.20%
Delta Air Lines, Inc.†	7.00%		5/1/2025			21	21,700

Apparel 0.17%
William Carter Co. (The)†	5.625%		3/15/2027			18	18,592

Auto Parts: Original Equipment 0.31%
Adient US LLC†	7.00%		5/15/2026			10	10,366
American Axle & Manufacturing, Inc.	6.25%		4/1/2025			5	4,924
BorgWarner, Inc.	2.65%		7/1/2027			7	7,179
Clarios Global LP/Clarios U.S. Finance Co.†	8.50%		5/15/2027			11	11,082
Total							33,551

Automotive 2.44%
Aston Martin Capital Holdings Ltd. (Jersey)†(e)	6.50%		4/15/2022			20	18,080
BCD Acquisition, Inc.†	9.625%		9/15/2023			10	9,581
Ford Motor Co.	9.625%		4/22/2030			20	23,724
General Motors Co.	6.125%		10/1/2025			14	15,751
General Motors Co.	6.75%		4/1/2046			23	25,100
Hyundai Capital America†	3.45%		3/12/2021			24	24,285
JB Poindexter & Co., Inc.†	7.125%		4/15/2026			15	15,203
Mclaren Finance plc(b)	5.00%		8/1/2022		GBP	100	87,105
Navistar International Corp.†	9.50%		5/1/2025			$5	5,378
Tesla, Inc.†	5.30%		8/15/2025			11	11,001
Toyota Motor Credit Corp.	2.90%		3/30/2023			25	26,518
Total							261,726

Banks: Regional 6.57%
Bank of America Corp.	2.369% (3 Mo. LIBOR + .66%	)#	7/21/2021			50	50,047
Bank of America Corp.	4.00%		1/22/2025			15	16,565
CIT Group, Inc.	5.25%		3/7/2025			15	15,580
Credit Suisse Group AG(b)	1.25% (EUSA1 + .75%	)#	7/17/2025		EUR	100	114,705
Euroclear Bank SA(b)	0.50%		7/10/2023		EUR	100	113,957
Goldman Sachs Group, Inc. (The)	3.50%		4/1/2025			$12	13,172
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037			15	21,654
JPMorgan Chase & Co.	4.60% (SOFR + 3.13%	)#	–	(f)		13	11,607
Lloyds Bank plc (United Kingdom)†(e)	6.50%		9/14/2020			100	100,988

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2020

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Banks: Regional (continued)
Macquarie Bank Ltd. (Australia)†(e)	6.625%		4/7/2021		$50	$52,108
Macquarie Group Ltd. (Australia)†(e)	3.763% (3 Mo. LIBOR + 1.37%	)#	11/28/2028		50	54,227
Popular, Inc.	6.125%		9/14/2023		16	16,218
UniCredit SpA(b)	6.95%		10/31/2022	EUR	100	123,800
Total						704,628

Beverages 1.49%
Anheuser-Busch InBev Worldwide, Inc.	3.50%		6/1/2030		$40	45,060
Bacardi Ltd.(b)	2.75%		7/3/2023	EUR	100	115,295
Total						160,355

Biotechnology Research & Production 0.48%
Biogen, Inc.	2.25%		5/1/2030		$51	51,577

Building Materials 0.87%
Builders FirstSource, Inc.†	5.00%		3/1/2030		7	6,596
Carrier Global Corp.†	3.577%		4/5/2050		4	3,921
Griffon Corp.	5.75%		3/1/2028		10	9,900
Masonite International Corp.†	5.375%		2/1/2028		10	10,242
Owens Corning	3.875%		6/1/2030		35	37,408
Patrick Industries, Inc.†	7.50%		10/15/2027		25	25,823
Total						93,890

Business Services 3.01%
AA Bond Co. Ltd.(b)	2.75%		7/31/2043	GBP	100	116,451
Ahern Rentals, Inc.†	7.375%		5/15/2023		$13	6,287
Capitol Investment Merger Sub 2 LLC†	10.00%		8/1/2024		10	10,008
Garda World Security Corp. (Canada)†(e)	4.625%		2/15/2027		20	19,762
Global Payments, Inc.	2.90%		5/15/2030		14	14,661
MPH Acquisition Holdings LLC†	7.125%		6/1/2024		11	10,271
PayPal Holdings, Inc.	3.25%		6/1/2050		14	15,319
Q-Park Holding I BV†(b)	2.00%		3/1/2027	EUR	100	104,507
United Rentals North America, Inc.	4.875%		1/15/2028		$10	10,266
United Rentals North America, Inc.	5.50%		5/15/2027		10	10,339
WW International, Inc.†	8.625%		12/1/2025		5	5,166
Total						323,037

Chemicals 1.44%
Ashland LLC	6.875%		5/15/2043		10	11,543
CeramTec BondCo GmbH(b)	5.25%		12/15/2025	EUR	100	109,993

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2020

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Chemicals (continued)
CF Industries, Inc.	5.15%		3/15/2034		$16	$17,146
Ingevity Corp.†	4.50%		2/1/2026		16	15,657
Total						154,339

Coal 0.09%
Warrior Met Coal, Inc.†	8.00%		11/1/2024		10	9,758

Computer Hardware 2.00%
Dell International LLC/EMC Corp.†	8.35%		7/15/2046		25	32,511
Hewlett Packard Enterprise Co.	0.998% (3 Mo. LIBOR + .68%	)#	3/12/2021		26	25,987
International Business Machines Corp.(b)	1.20%		2/11/2040	EUR	100	107,924
Leidos, Inc.†	4.375%		5/15/2030		$6	6,774
Leidos, Inc.	5.50%		7/1/2033		1	1,128
Leidos, Inc.	7.125%		7/1/2032		10	12,658
Presidio Holdings, Inc.†	4.875%		2/1/2027		17	16,647
Presidio Holdings, Inc.†	8.25%		2/1/2028		6	6,019
Western Digital Corp.	4.75%		2/15/2026		5	5,183
Total						214,831

Computer Software 1.19%
Intuit, Inc.	1.35%		7/15/2027		14	14,085
Ubisoft Entertainment SA(b)	1.289%		1/30/2023	EUR	100	113,437
Total						127,522

Construction/Homebuilding 1.25%
Beazer Homes USA, Inc.	7.25%		10/15/2029		$10	9,707
Century Communities, Inc.	5.875%		7/15/2025		5	4,993
Century Communities, Inc.	6.75%		6/1/2027		15	15,119
D.R. Horton, Inc.	2.60%		10/15/2025		4	4,209
Mattamy Group Corp. (Canada)†(e)	4.625%		3/1/2030		10	9,617
NVR, Inc.	3.00%		5/15/2030		20	20,925
Picasso Finance Sub, Inc.†	6.125%		6/15/2025		10	10,212
PulteGroup, Inc.	5.50%		3/1/2026		5	5,467
Shea Homes LP/Shea Homes Funding Corp.†	4.75%		2/15/2028		8	7,619
Toll Brothers Finance Corp.	4.35%		2/15/2028		10	10,411
Toll Brothers Finance Corp.	4.875%		3/15/2027		5	5,390
TRI Pointe Group, Inc.	5.25%		6/1/2027		17	16,975
TRI Pointe Group, Inc.	5.70%		6/15/2028		6	6,120
Winnebago Industries, Inc.†(g)	6.25%		7/15/2028		7	7,000
Total						133,764

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2019

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Drugs 2.34%
AstraZeneca plc (United Kingdom)(e)	3.375%		11/16/2025		$25	$28,116
Bausch Health Cos, Inc.†	5.00%		1/30/2028		5	4,714
Bausch Health Cos, Inc.†	5.25%		1/30/2030		11	10,448
Cigna Corp.	0.949% (3 Mo. LIBOR + .65%	)#	9/17/2021		74	74,004
CVS Health Corp.	3.875%		7/20/2025		50	56,187
Herbalife Nutrition Ltd./HLF Financing, Inc.†	7.875%		9/1/2025		15	15,516
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(e)	2.80%		7/21/2023		22	20,851
Upjohn, Inc.†	2.30%		6/22/2027		40	41,360
Total						251,196

Electric: Power 2.27%
Ameren Corp.	3.50%		1/15/2031		32	35,849
Ausgrid Finance Pty Ltd. (Australia)†(e)	4.35%		8/1/2028		30	33,400
Calpine Corp.†	5.125%		3/15/2028		10	9,796
Clearway Energy Operating LLC†	4.75%		3/15/2028		11	11,230
Clearway Energy Operating LLC	5.75%		10/15/2025		5	5,205
Empresas Publicas de Medellin ESP†(b)	8.375%		11/8/2027	COP	65,000	18,314
Exelon Corp.	4.05%		4/15/2030		$9	10,411
NRG Energy, Inc.	5.75%		1/15/2028		20	21,146
Origin Energy Finance Ltd. (Australia)†(e)	5.45%		10/14/2021		33	34,599
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(e)	5.375%		5/1/2021		25	25,610
Toronto Hydro Corp.(b)	3.54%		11/18/2021	CAD	50	38,182
Total						243,742

Electrical Equipment 0.38%
Broadcom, Inc.†	3.15%		11/15/2025		$19	20,197
NXP BV/NXP Funding LLC (Netherlands)†(e)	3.15%		5/1/2027		19	20,200
Total						40,397

Electronics 0.35%
Itron, Inc.†	5.00%		1/15/2026		15	14,997
Trimble, Inc.	4.90%		6/15/2028		20	22,983
Total						37,980

Energy Equipment & Services 0.22%
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%		1/15/2026		20	20,837
TerraForm Power Operating LLC†	4.75%		1/15/2030		3	3,052
Total						23,889

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2019

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Engineering & Contracting Services 0.12%
Brand Industrial Service, Inc.†	8.50%	7/15/2025		$14	$12,644

Entertainment 3.11%
Buena Vista Gaming Authority†	13.00%	4/1/2023		5	4,168
Churchill Downs, Inc.†	4.75%	1/15/2028		4	3,869
Colt Merger Sub, Inc.†(g)	8.125%	7/1/2027		10	9,750
CPUK Finance Ltd.(b)	3.588%	2/28/2042	GBP	100	124,324
Enterprise Development Authority (The)†	12.00%	7/15/2024		$9	9,078
Live Nation Entertainment, Inc.†	4.875%	11/1/2024		11	9,934
Penn National Gaming, Inc.†	5.625%	1/15/2027		21	19,665
Pinewood Finance Co. Ltd.(b)	3.25%	9/30/2025	GBP	100	122,516
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(e)	7.00%	7/15/2026		$20	21,129
Twin River Worldwide Holdings, Inc.†	6.75%	6/1/2027		10	9,536
Total					333,969

Financial Services 2.44%
AG Issuer LLC†	6.25%	3/1/2028		6	5,595
Brightsphere Investment Group, Inc.	Zero Coupon	7/27/2026		50	49,311
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024		14	9,415
Intrum AB(b)	3.00%	9/15/2027	EUR	100	94,702
Navient Corp.	5.00%	3/15/2027		$5	4,211
Navient Corp.	5.875%	10/25/2024		5	4,712
Navient Corp.	6.75%	6/25/2025		20	19,188
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045		35	37,021
Quicken Loans LLC†	5.75%	5/1/2025		10	10,249
Springleaf Finance Corp.	5.375%	11/15/2029		10	9,462
Visa, Inc.	1.90%	4/15/2027		17	17,795
Total					261,661

Food 1.76%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.875%	2/15/2030		15	15,362
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025		17	16,458
Fresh Market, Inc. (The)†	9.75%	5/1/2023		7	6,107
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028		5	5,293
Kerry Group Financial Service Unitd Co.(b)	2.375%	9/10/2025	EUR	100	124,008
Kraft Heinz Foods Co.	4.375%	6/1/2046		$11	10,827
Kraft Heinz Foods Co.	4.625%	1/30/2029		10	10,785
Total					188,840

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2020

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Health Care Products 0.80%
Baxter International, Inc.†	3.75%	10/1/2025		$9	$10,261
Boston Scientific Corp.	2.65%	6/1/2030		28	29,120
Boston Scientific Corp.	3.45%	3/1/2024		25	27,113
Stryker Corp.	1.95%	6/15/2030		19	19,105
Total					85,599

Health Care Services 1.94%
AHP Health Partners, Inc.†	9.75%	7/15/2026		5	5,155
Anthem, Inc.	2.25%	5/15/2030		20	20,603
Centene Corp.	3.375%	2/15/2030		24	24,271
CHS/Community Health Systems, Inc.†	8.625%	1/15/2024		10	9,810
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026		5	4,545
HCA, Inc.	5.25%	4/15/2025		31	35,649
LifePoint Health, Inc.†	4.375%	2/15/2027		11	10,422
LifePoint Health, Inc.†	6.75%	4/15/2025		10	10,350
MEDNAX, Inc.†	6.25%	1/15/2027		21	21,072
Radiology Partners, Inc.†	9.25%	2/1/2028		7	6,615
Select Medical Corp.†	6.25%	8/15/2026		10	10,132
Surgery Center Holdings, Inc.†	6.75%	7/1/2025		5	4,531
Surgery Center Holdings, Inc.†	10.00%	4/15/2027		10	10,036
Tenet Healthcare Corp.†	6.25%	2/1/2027		21	20,908
UnitedHealth Group, Inc.	2.90%	5/15/2050		13	13,871
Total					207,970

Household Equipment/Products 1.27%
Newell Brands, Inc.(b)	3.75%	10/1/2021	EUR	100	115,016
Newell Brands, Inc.	5.875%	4/1/2036		$20	21,425
Total					136,441

Insurance 0.24%
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044		20	25,767

Leisure 1.53%
Carnival Corp.†	11.50%	4/1/2023		25	27,061
Dometic Group AB(b)	3.00%	5/8/2026	EUR	100	107,070
NCL Corp. Ltd.†	12.25%	5/15/2024		$9	9,453
Royal Caribbean Cruises Ltd.†	9.125%	6/15/2023		10	9,926
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025		10	10,432
Total					163,942

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2020

					Principal
	Interest		Maturity		Amount		Fair
Investments	Rate		Date		(000)		Value
Lodging 0.19%
Boyd Gaming Corp.†	4.75%		12/1/2027			$11	$9,464
Hilton Domestic Operating Co., Inc.	4.875%		1/15/2030			11	10,860
Total							20,324

Machinery: Agricultural 0.45%
BAT Capital Corp.	1.272% (3 Mo. LIBOR + .88%	)#	8/15/2022			28	27,880
Cargill, Inc.†	2.125%		4/23/2030			19	19,938
Total							47,818

Machinery: Industrial/Specialty 1.67%
IDEX Corp.	3.00%		5/1/2030			12	12,535
Maxim Crane Works Holdings Capital LLC†	10.125%		8/1/2024			5	4,930
RBS Global, Inc./Rexnord LLC†	4.875%		12/15/2025			10	10,081
Snap-on, Inc.	3.10%		5/1/2050			19	19,599
Vertical Holdco GmbH(b)(g)	6.625%		7/15/2028		EUR	100	112,350
Xylem, Inc.	1.95%		1/30/2028			$20	20,209
Total							179,704

Manufacturing 0.09%
General Electric Co.	6.15%		8/7/2037			8	9,284

Media 5.08%
AMC Networks, Inc.	4.75%		8/1/2025			20	19,682
Block Communications, Inc.†	4.875%		3/1/2028			10	9,901
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%		3/1/2030			20	20,494
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%		5/1/2027			10	10,445
Clear Channel Worldwide Holdings, Inc.	9.25%		2/15/2024			11	10,233
Comcast Corp.(b)	1.50%		2/20/2029		GBP	100	127,170
Cox Communications, Inc.†	8.375%		3/1/2039			$35	57,260
DISH DBS Corp.	7.75%		7/1/2026			16	16,992
EW Scripps Co. (The)†	5.125%		5/15/2025			15	14,345
Gray Television, Inc.†	7.00%		5/15/2027			17	17,470
iHeart Communications, Inc.	8.375%		5/1/2027			20	18,364
NBCUniversal Enterprise, Inc.†	5.25%		–	(f)		100	100,263
Nexstar Broadcasting, Inc.†	5.625%		7/15/2027			16	16,040
RCS & RDS SA†(b)	3.25%		2/5/2028		EUR	100	105,945
Total							544,604

Metals & Minerals: Miscellaneous 0.48%
Barminco Finance Pty Ltd. (Australia)†(e)	6.625%		5/15/2022			$5	4,953
Freeport-McMoRan, Inc.	4.125%		3/1/2028			11	10,696

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Metals & Minerals: Miscellaneous (continued)
Hecla Mining Co.	7.25%		2/15/2028	$7	$7,123
New Gold, Inc. (Canada)†(e)	6.25%		11/15/2022	11	11,122
New Gold, Inc. (Canada)†(e)	7.50%		7/15/2027	17	17,602
Total					51,496

Oil 3.31%
Citgo Holding, Inc.†	9.25%		8/1/2024	4	3,990
Continental Resources, Inc.	3.80%		6/1/2024	20	18,922
Continental Resources, Inc.	5.00%		9/15/2022	34	33,509
Diamondback Energy, Inc.	3.50%		12/1/2029	12	11,616
Ecopetrol SA (Colombia)(e)	5.875%		5/28/2045	30	31,525
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%		10/1/2025	10	8,537
Indigo Natural Resources LLC†	6.875%		2/15/2026	10	9,332
Laredo Petroleum, Inc.	9.50%		1/15/2025	19	13,152
Marathon Petroleum Corp.	5.375%		10/1/2022	50	50,309
MEG Energy Corp. (Canada)†(e)	7.00%		3/31/2024	9	7,741
MEG Energy Corp. (Canada)†(e)	7.125%		2/1/2027	14	11,673
Murphy Oil Corp.	5.875%		12/1/2027	10	8,809
Occidental Petroleum Corp.	2.70%		2/15/2023	17	15,576
Parsley Energy LLC/Parsley Finance Corp.†	5.625%		10/15/2027	19	18,759
PDC Energy, Inc.	5.75%		5/15/2026	15	13,697
Petrobras Global Finance BV (Netherlands)(e)	5.60%		1/3/2031	13	13,070
Petroleos Mexicanos (Mexico)(e)	5.35%		2/12/2028	30	25,264
Seven Generations Energy Ltd. (Canada)†(e)	5.375%		9/30/2025	19	16,779
SM Energy Co.	6.75%		9/15/2026	10	5,064
Valero Energy Corp.	10.50%		3/15/2039	15	24,601
WPX Energy, Inc.	5.75%		6/1/2026	11	10,702
WPX Energy, Inc.	8.25%		8/1/2023	2	2,227
Total					354,854

Oil: Crude Producers 1.05%
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078	21	15,420
Cheniere Corpus Christi Holdings LLC	5.125%		6/30/2027	10	10,988
MPLX LP	1.213% (3 Mo. LIBOR + .90%	)#	9/9/2021	30	29,769
NGPL PipeCo LLC†	4.875%		8/15/2027	5	5,497
Sabine Pass Liquefaction LLC	5.875%		6/30/2026	30	35,275
Western Midstream Operating LP	3.10%		2/1/2025	17	16,146
Total					113,095

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2020

					Principal
	Interest		Maturity		Amount		Fair
Investments	Rate		Date		(000)		Value
Oil: Integrated Domestic 0.14%
Transocean Phoenix 2 Ltd.†	7.75%		10/15/2024			$16	$14,781

Paper & Forest Products 0.19%
Fibria Overseas Finance Ltd. (Brazil)(e)	5.25%		5/12/2024			19	20,356

Real Estate Investment Trusts 3.29%
Aroundtown SA(b)	1.45%		7/9/2028		EUR	100	112,342
Country Garden Holdings Co. Ltd. (China)(e)	4.75%		1/17/2023			$200	203,750
ESH Hospitality, Inc.†	4.625%		10/1/2027			22	20,717
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028			5	5,523
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%		4/15/2025			10	10,494
Total							352,826

Retail 0.50%
AutoNation, Inc.	4.75%		6/1/2030			2	2,171
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%		6/1/2027			10	10,279
Lithia Motors, Inc.†	4.625%		12/15/2027			5	4,963
Macy’s, Inc.†	8.375%		6/15/2025			10	9,969
PetSmart, Inc.†	5.875%		6/1/2025			15	15,084
Rite Aid Corp.†	6.125%		4/1/2023			12	11,689
Total							54,155

Steel 0.12%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(e)	8.75%		7/15/2026			13	12,770

Technology 1.92%
Amazon.com, Inc.	2.50%		6/3/2050			13	13,216
GrubHub Holdings, Inc.†	5.50%		7/1/2027			10	10,248
Match Group, Inc.†	4.125%		8/1/2030			11	10,789
Match Group, Inc.†	5.00%		12/15/2027			10	10,441
Netflix, Inc.(b)	3.875%		11/15/2029		EUR	100	118,325
Netflix, Inc.	5.875%		2/15/2025			$29	32,329
Uber Technologies, Inc.†	8.00%		11/1/2026			10	10,190
Total							205,538

Telecommunications 2.14%
Altice France SA (France)†	7.375%		5/1/2026			25	26,125
AT&T, Inc.(b)	2.875% (5yr EUR Constant Maturity Rate + 3.14%	)#	–	(f)	EUR	100	106,921
AT&T, Inc.	4.30%		2/15/2030			$16	18,708

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2020

				Principal
	Interest		Maturity	Amount			Fair
Investments	Rate		Date	(000)			Value
Telecommunications (continued)
Sprint Capital Corp.	6.875%		11/15/2028		$27		$32,979
Telstra Corp. Ltd.(b)	7.75%		7/15/2020	AUD	50		34,591
Zayo Group Holdings, Inc.†	6.125%		3/1/2028		$11		10,716
Total							230,040

Toys 0.15%
Mattel, Inc.	5.45%		11/1/2041		19		15,846

Transportation: Miscellaneous 0.10%
XPO Logistics, Inc.†	6.25%		5/1/2025		10		10,494

Wholesale 0.20%
Core & Main LP†	6.125%		8/15/2025		21		20,995
Total Corporate Bonds (cost $6,686,262)							6,694,176

FLOATING RATE LOANS(h) 0.58%

Entertainment 0.10%
Playtika Holding Corp Term Loan B	7.072% (3 Mo. LIBOR + 6.00%	)	12/10/2024		11		10,742

Food 0.11%
United Natural Foods, Inc. Term Loan B	4.428% (1 Mo. LIBOR + 4.25%	)	10/22/2025		12		11,448

Leisure 0.10%
Hayward Industries, Inc. 1st Lien Term Loan	3.678% (1 Mo. LIBOR + 3.50%	)	8/5/2024		11		10,481

Lodging 0.10%
Spectacle Gary Holdings LLC Delayed Draw Term Loan	11.00%		12/23/2025		1		691	(i)
Spectacle Gary Holdings LLC Term Loan B	11.00% (3 Mo. LIBOR + 9.00%	)	12/23/2025		10		9,539	(i)
Total							10,230

Media 0.08%
NEP/NCP Holdco, Inc. 2018 1st Lien Term Loan	3.428% (1 Mo. LIBOR + 3.25%	)	10/20/2025		11		9,078

Oil 0.00%
Tapstone Energy Holdings III, LLC Term Loan	5.00% (1 Mo. LIBOR + 4.00%	)	4/17/2024		–	(j)	182	(i)

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2020

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Oil: Crude Producers 0.09%
Lower Cadence Holdings LLC Term Loan B	4.184% (1 Mo. LIBOR + 4.00%	)	5/22/2026		$11	$9,795
Total Floating Rate Loans (cost $65,384)						61,956

FOREIGN GOVERNMENT OBLIGATIONS 16.01%

Australia 0.15%
Australia Government Bond(b)	3.00%		3/21/2047	AUD	19	16,702

Brazil 0.49%
Brazil Notas do Tesouro Nacional Serie F(b)	10.00%		1/1/2029	BRL	240	52,998

Canada 0.95%
City of Montreal(b)	4.25%		12/1/2032	CAD	55	50,531
Province of Saskatchewan(b)	4.75%		6/1/2040	CAD	49	51,234
Total						101,765

China 3.74%
China Development Bank(b)	3.42%		7/2/2024	CNY	900	129,457
China Development Bank(b)	3.48%		1/8/2029	CNY	1,100	156,154
China Development Bank(b)	3.68%		2/26/2026	CNY	600	86,690
China Government Bond(b)	3.86%		7/22/2049	CNY	200	29,544
Total						401,845

France 1.11%
French Republic Government Bond OAT†(b)	1.50%		5/25/2050	EUR	20	28,271
French Republic Government Bond OAT†(b)	2.00%		5/25/2048	EUR	36	56,210
French Republic Government Bond OAT(b)	4.50%		4/25/2041	EUR	17	34,440
Total						118,921

Germany 0.84%
Bundesrepublik Deutschland Bundesanleihe(b)	Zero Coupon		2/15/2030	EUR	61	72,202
Bundesrepublik Deutschland Bundesanleihe(b)	1.25%		8/15/2048	EUR	11	17,571
Total						89,773

Italy 2.23%
Cassa Depositi e Prestiti SpA(b)	1.50%		4/9/2025	EUR	100	115,288
Italy Buoni Poliennali Del Tesoro(b)	1.35%		4/1/2030	EUR	30	34,125
Italy Buoni Poliennali Del Tesoro(b)	1.75%		7/1/2024	EUR	34	40,069
Italy Buoni Poliennali Del Tesoro†(b)	2.45%		9/1/2033	EUR	40	49,825
Total						239,307

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2020

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Japan 3.94%
Japan Government Thirty Year Bond(b)	0.40%		6/20/2049	JPY	7,550	$66,678
Japan Government Twenty Year Bond(b)	1.40%		9/20/2034	JPY	10,000	107,766
Japan Government Twenty Year Bond(b)	2.10%		12/20/2029	JPY	12,300	136,367
Japan Government Two Year Bond(b)	0.10%		2/1/2022	JPY	12,000	111,596
Total						422,407

Peru 0.06%
Republic of Peru	2.392%		1/23/2026		$6	6,243

South Africa 0.17%
Republic of South Africa Government Bond(b)	8.75%		2/28/2048	ZAR	396	18,001

Spain 1.32%
Spain Government Bond†(b)	1.45%		4/30/2029	EUR	31	38,276
Spain Government Bond†(b)	2.70%		10/31/2048	EUR	5	7,593
Spain Government Bond†(b)	4.20%		1/31/2037	EUR	56	95,787
Total						141,656

United Kingdom 1.01%
United Kingdom Gilt(b)	1.50%		7/22/2047	GBP	72	108,362
Total Foreign Government Obligations (cost $1,711,329)						1,717,980

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 6.03%
Federal Home Loan Mortgage Corp.	4.00%		10/1/2049		$25	27,929
Federal National Mortgage Assoc.	3.50%		9/1/2047		175	187,661
Federal National Mortgage Assoc.	4.00%		1/1/2048		30	34,273
Federal National Mortgage Assoc.(k)	3.00%		TBA		75	78,973
Federal National Mortgage Assoc.(k)	4.00%		TBA		300	317,894
Total Government Sponsored Enterprises Pass-Throughs (cost $636,498)						646,730

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.11%
BBCMS Mortgage Trust 2019-BWAY A†	1.141% (1 Mo. LIBOR + .96%	)#	11/25/2034		11	10,650
BBCMS Mortgage Trust 2019-BWAY B†	1.495% (1 Mo. LIBOR + 1.31%	)#	11/25/2034		10	9,581
BX Trust 2019-OC11 A†	3.202%		12/9/2041		21	22,042
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049		45	28,567
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(l)	4/15/2049		30	17,020
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.577%	#(l)	7/10/2050		25	23,127
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.577%	#(l)	7/10/2050		35	20,345	(d)

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust 2016-C7 D†	4.533%	#(l)	11/15/2049	$45	$24,750 (d)
Great Wolf Trust 2019-WOLF A†	1.219% (1 Mo. LIBOR + 1.03%	)#	12/15/2036	33	31,803
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	1.185% (1 Mo. LIBOR + 1.00%	)#	6/15/2032	41	39,103
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.485% (1 Mo. LIBOR + 1.30%	)#	6/15/2032	17	16,091
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ E†	3.35% (1 Mo. LIBOR + 3.00%	)#	6/15/2035	21	17,840
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(l)	1/26/2060	94	96,066
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(l)	2/25/2024	95	96,891
Verus Securitization Trust 2020-1 A1†	2.417%	#(l)	1/25/2060	93	94,608
Total Non-Agency Commercial Mortgage-Backed Securities (cost $589,918)					548,484

U.S. TREASURY OBLIGATIONS 2.32%
U.S. Treasury Bond	1.25%		5/15/2050	39	37,452
U.S. Treasury Bond	3.625%		8/15/2043	80	116,880
U.S. Treasury Bond	4.50%		2/15/2036	62	94,924
Total U.S. Treasury Obligations (cost $222,802)					249,256
Total Long-Term Investments (cost $10,750,924)					10,765,091

SHORT-TERM INVESTMENT 1.73%

REPURCHASE AGREEMENT
Repurchase Agreement dated 6/30/2020, 0.00% due 7/1/2020 with Fixed Income Clearing Corp. collateralized by $189,400 of U.S. Treasury Note at 0.25% due 6/15/2023; value: $189,841; proceeds: $186,081 (cost $186,081)				186	186,081
Total Investments in Securities 102.06% (cost $10,937,005)					10,951,172
Less Unfunded Loan Commitments (0.01)% (cost $758)					(691)
Net Investments 102.05% (cost $10,936,247)					10,950,481
Liabilities in Excess of Foreign Cash and Other Assets(m) (2.05%)					(220,381)
Net Assets 100.00%					$10,730,100

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2020

AUD	Australian dollar.
BRL	Brazilian real.
CAD	Canadian dollar.
CNY	Chinese yuan renminbi.
COP	Colombian peso.
EUR	Euro.
GBP	British pound.
JPY	Japanese yen.
ZAR	South African rand.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2020, the total value of Rule 144A securities was $3,679,534, which represents 34.29% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2020.
(a)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Amount represents less than 1,000 shares.
(d)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Security fair valued by the Pricing Committee.
(e)	Foreign security traded in U.S. dollars.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Securities purchased on a when-issued basis (See Note 2(i)).
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2020.
(i)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(j)	Amount is less than $1,000.
(k)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(l)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(m)	Liabilities in Excess of Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at June 30, 2020(1):

		Fund
Referenced	Central	Pays	Termination	Notional	Notional	Payments	Unrealized
Index	Clearing party	(Quarterly)	Date	Amount	Value	Upfront(2)	Appreciation(3)
Markit CDX. NA.HY.34(4)(5)	Credit Suisse	5.00%	6/20/2025	$166,250	$165,166	$398	$686

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2020

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at June 30, 2020(1):

		Fund
Referenced	Central	Receives	Termination	Notional	Notional	Payments	Unrealized
Index	Clearing party	(Quarterly)	Date	Amount	Value	Upfront(2)	Appreciation(3)
Markit CDX. NA.EM.33(4)(6)	Credit Suisse	1.00%	6/20/2025	$1,001,300	$954,333	$(117,403)	$70,436

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid by Central Clearinghouse are presented net of amortization.(See Note 2(n)).
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $71,122. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of High Yield securities.
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of Emerging Markets sovereign issuers.

Open Forward Foreign Currency Exchange Contracts at June 30, 2020:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Australian dollar	Buy	Morgan Stanley	7/31/2020	95,000	$61,722	$65,570	$3,848
Australian dollar	Buy	State Street Bank and Trust	7/31/2020	11,000	7,091	7,592	501
Canadian dollar	Buy	Toronto Dominion Bank	9/15/2020	181,000	133,109	133,343	234
Chinese yuan renminbi	Buy	Barclays Bank plc	8/7/2020	285,000	39,809	40,251	442
Chinese yuan renminbi	Buy	State Street Bank and Trust	8/7/2020	315,000	44,105	44,488	383
New Zealand dollar	Buy	J.P. Morgan	7/29/2020	17,000	10,193	10,971	778
South Korean won	Buy	Bank of America	8/24/2020	87,000,000	70,936	72,535	1,599
Swiss franc	Buy	J.P. Morgan	7/31/2020	51,000	52,483	53,874	1,391
Thai baht	Buy	Goldman Sachs	7/29/2020	1,662,000	52,712	53,769	1,057
Brazilian real	Sell	Goldman Sachs	9/2/2020	149,000	27,344	27,322	22
British pound	Sell	Morgan Stanley	9/8/2020	152,000	191,525	188,418	3,107
Canadian dollar	Sell	Morgan Stanley	9/3/2020	71,000	52,452	52,305	147
Euro	Sell	State Street Bank and Trust	9/4/2020	22,000	24,986	24,752	234
Peruvian Nuevo sol	Sell	State Street Bank and Trust	7/22/2020	155,000	45,264	43,750	1,514
South African rand	Sell	State Street Bank and Trust	9/11/2020	291,000	17,320	16,647	673
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$15,930

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2020

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Euro	Buy	Toronto Dominion Bank	9/4/2020	70,000	$79,159	$78,755	$(404)
Japanese yen	Buy	J.P. Morgan	7/30/2020	8,813,000	81,913	81,649	(264)
Japanese yen	Buy	Bank of America	8/3/2020	107,082,000	1,004,047	992,124	(11,923)
Mexican peso	Buy	State Street Bank and Trust	9/18/2020	1,785,000	80,118	76,870	(3,248)
Norwegian krone	Buy	J.P. Morgan	9/11/2020	487,000	52,477	50,609	(1,868)
Russian ruble	Buy	Goldman Sachs	9/3/2020	3,650,000	52,434	50,924	(1,510)
Russian ruble	Buy	Barclays Bank plc	9/10/2020	1,343,000	19,377	18,724	(653)
South African rand	Buy	Morgan Stanley	8/28/2020	919,000	52,771	52,644	(127)
Australian dollar	Sell	Morgan Stanley	8/28/2020	78,845	52,771	54,424	(1,653)
Canadian dollar	Sell	Barclays Bank plc	7/20/2020	154,000	109,221	113,441	(4,220)
Chinese yuan renminbi	Sell	State Street Bank and Trust	8/7/2020	219,000	30,756	30,930	(174)
Taiwan dollar	Sell	Bank of America	7/17/2020	1,519,000	51,215	51,810	(595)
Thai baht	Sell	Bank of America	7/29/2020	1,662,000	51,226	53,769	(2,543)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(29,182)

Open Futures Contracts at June 30, 2020:

				Notional		Notional		Unrealized
Type	Expiration	Contracts	Position	Amount		Value		Appreciation
Euro Bobl	September 2020	1	Long	EUR	134,082	EUR	134,980	$1,009
U.S. 10-Year Ultra Treasury Note	September 2020	1	Long		$156,767		$157,484	717
U.S. 5-Year Treasury Note	September 2020	2	Long		250,864		251,484	620
U.S. Ultra Treasury Bond	September 2020	1	Long		216,166		218,156	1,990
Total Unrealized Appreciation on Open Futures Contracts								$4,336

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2020

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Cards	$–	$–	$100,892	$100,892
Remaining Industries	–	745,614	–	745,614
Common Stock	–	–	3	3
Corporate Bonds	–	6,694,176	–	6,694,176
Floating Rate Loans
Lodging	–	–	10,230	10,230
Oil	–	–	182	182
Remaining Industries	–	51,544	–	51,544
Less Unfunded Commitments	–	–	(691)	(691)
Foreign Government Obligations	–	1,717,980	–	1,717,980
Government Sponsored Enterprises Pass-Throughs	–	646,730	–	646,730
Non-Agency Commercial Mortgage-Backed Securities	–	503,389	45,095	548,484
U.S. Treasury Obligations	–	249,256	–	249,256
Short-Term Investment
Repurchase Agreement	–	186,081	–	186,081
Total	$–	$10,794,770	$155,711	$10,950,481
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$71,122	$–	$71,122
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	15,930	–	15,930
Liabilities	–	(29,182)	–	(29,182)
Futures Contracts
Assets	4,336	–	–	4,336
Liabilities	–	–	–	–
Total	$4,336	$57,870	$–	$62,206

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more Levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(concluded)

GLOBAL BOND FUND June 30, 2020

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

				Non-Agency
				Commercial
				Mortgage-
	Asset-Backed	Common	Floating	Backed
Investment Type	Securities	Stock	Rate Loans	Securities
Balance as of January 1, 2020	$–	$–	$–	$–
Accrued Discounts (Premiums)	2	–	(1)	58
Realized Gain (Loss)	–	–	–	–
Change in Unrealized Appreciation (Depreciation)	650	–	(929)	(27,789)
Purchases	–	3	10,651	39,799
Sales	–	–	–	–
Transfers into Level 3	100,240	–	–	33,027
Transfers out of Level 3	–	–	–	–
Balance as of June 30, 2020	$100,892	$3	$9,721	$45,095
Change in unrealized appreciation/ depreciation for the period ended June 30, 2020 related to Level 3 investments held at June 30, 2020	$650	$–	$(929)	$(27,789)

50	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

June 30, 2020

	Emerging	Emerging Markets
	Markets Bond	Corporate Debt
	Fund	Fund
ASSETS:
Investments in securities, at cost	$193,574,957	$55,575,559
Investments in securities, at fair value	$194,316,054	$55,942,881
Deposits with brokers for futures collateral	1,104,442	193,440
Deposits with brokers for swaps collateral	7,144	–
Foreign cash, at value (cost $758,500 and $0, respectively)	756,467	–
Receivables:
Interest and dividends	3,004,031	818,650
Investment securities sold	1,154,567	198,800
Capital shares sold	742,952	234,676
From advisor (See Note 3)	324	26,776
Variation margin for futures contracts	–	15,576
Unrealized appreciation on forward foreign currency exchange contracts	897	325
Prepaid expenses and other assets	61,731	62,522
Total assets	201,148,609	57,493,646
LIABILITIES:
Payables:
Investment securities purchased	1,860,417	777,508
Capital shares reacquired	1,409,430	187,695
Variation margin for futures contracts	371,317	–
Management fee	80,096	32,542
Directors’ fees	50,043	3,249
12b-1 distribution plan	10,445	7,328
Fund administration	6,408	1,860
Variation margin for centrally cleared credit default swap agreements	494	–
Unrealized depreciation on forward foreign currency exchange contracts	57,913	9,680
Foreign currency overdraft	–	31
Distributions payable	744,245	199,521
Accrued expenses	125,621	56,020
Total liabilities	4,716,429	1,275,434
Commitments and contingent liabilities
NET ASSETS	$196,432,180	$56,218,212
COMPOSITION OF NET ASSETS:
Paid-in capital	$310,261,526	$59,929,882
Total distributable earnings (loss)	(113,829,346)	(3,711,670)
Net Assets	$196,432,180	$56,218,212

See Notes to Financial Statements.	51

Statements of Assets and Liabilities (unaudited)(continued)

June 30, 2020

	Emerging	Emerging Markets
	Markets Bond	Corporate Debt
	Fund	Fund

Net assets by class:
Class A Shares	$11,801,877	$9,260,433
Class C Shares	$1,348,080	$1,981,927
Class F Shares	$6,121,719	$41,024,971
Class F3 Shares	$644,476	$11,234
Class I Shares	$175,909,439	$3,401,756
Class R2 Shares	$2,572	–
Class R3 Shares	$184,723	$152,172
Class R4 Shares	$58,271	$17,941
Class R5 Shares	$11,468	$246,289
Class R6 Shares	$349,555	$121,489
Outstanding shares by class:
Class A Shares (534 and 513 million shares of common stock authorized, $.001 par value)	2,370,864	624,449
Class C Shares (100 and 85 million shares of common stock authorized, $.001 par value)	269,188	133,640
Class F Shares (200.3 and 114 million shares of common stock authorized, $.001 par value)	1,230,320	2,765,678
Class F3 Shares (66.8 and 57 million shares of common stock authorized, $.001 par value)	129,662	757.50
Class I Shares (300.4 and 228 million shares of common stock authorized, $.001 par value)	35,397,093	229,614
Class R2 Shares (26.7 and 0 million shares of common stock authorized, $.001 par value)	515	–
Class R3 Shares (26.7 and 28.6 million shares of common stock authorized, $.001 par value)	37,171	10,262
Class R4 Shares (26.7 and 28.6 million shares of common stock authorized, $.001 par value)	11,718	1,210.37
Class R5 Shares (26.7 and 28.6 million shares of common stock authorized, $.001 par value)	2,308	16,607
Class R6 Shares (26.7 and 28.6 million shares of common stock authorized, $.001 par value)	70,317	8,191
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$4.98	$14.83
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$5.09	$15.17
Class C Shares-Net asset value	$5.01	$14.83
Class F Shares-Net asset value	$4.98	$14.83
Class F3 Shares-Net asset value	$4.97	$14.83
Class I Shares-Net asset value	$4.97	$14.82
Class R2 Shares-Net asset value	$4.99	–
Class R3 Shares-Net asset value	$4.97	$14.83
Class R4 Shares-Net asset value	$4.97	$14.82
Class R5 Shares-Net asset value	$4.97	$14.83
Class R6 Shares-Net asset value	$4.97	$14.83

52	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(continued)

June 30, 2020

Global Bond Fund
ASSETS:
Investments in securities, at cost	$10,936,247
Investments in securities, at fair value	$10,950,481
Deposits with brokers for futures collateral	16,317
Deposits with brokers for swaps collateral	161,052
Foreign cash, at value (cost $3,649)	3,640
Receivables:
Interest and dividends	111,885
Investment securities sold	165
Capital shares sold	1,099
From advisor (See Note 3)	14,898
Variation margin for centrally cleared credit default swap agreements	1,930
Unrealized appreciation on forward foreign currency exchange contracts	15,930
Prepaid expenses	88,261
Total assets	11,365,658
LIABILITIES:
Payables:
Investment securities purchased	536,734
Capital shares reacquired	27
Variation margin for futures contracts	1,350
Management fee	3,775
Directors’ fees	367
12b-1 distribution plan	920
Fund administration	351
Unrealized depreciation on forward foreign currency exchange contracts	29,182
Unrealized depreciation on unfunded commitments	67
Distributions payable	30,951
Accrued expenses and other liabilities	31,834
Total liabilities	635,558
Commitments and contingent liabilities
NET ASSETS	$10,730,100
COMPOSITION OF NET ASSETS:
Paid-in capital	$10,932,898
Total distributable earnings (loss)	(202,798)
Net Assets	$10,730,100

See Notes to Financial Statements.	53

Statements of Assets and Liabilities (unaudited)(concluded)

June 30, 2020

Global Bond Fund

Net assets by class:
Class A Shares	$2,106,834
Class C Shares	$274,233
Class F Shares	$2,129,973
Class F3 Shares	$1,571,134
Class I Shares	$2,090,423
Class R3 Shares	$259,024
Class R4 Shares	$280,108
Class R5 Shares	$261,311
Class R6 Shares	$1,757,060
Outstanding shares by class:
Class A Shares (770 million shares of common stock authorized, $.001 par value)	215,371
Class C Shares (100 million shares of common stock authorized, $.001 par value)	28,033
Class F Shares (192.5 million shares of common stock authorized, $.001 par value)	217,735
Class F3 Shares (192.5 million shares of common stock authorized, $.001 par value)	160,608
Class I Shares (385 million shares of common stock authorized, $.001 par value)	213,693
Class R3 Shares (28.9 shares of common stock authorized, $.001 par value)	26,478
Class R4 Shares (28.9 shares of common stock authorized, $.001 par value)	28,632
Class R5 Shares (28.9 shares of common stock authorized, $.001 par value)	26,712
Class R6 Shares (178.4 shares of common stock authorized, $.001 par value)	179,615
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$9.78
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$10.01
Class C Shares-Net asset value	$9.78
Class F Shares-Net asset value	$9.78
Class F3 Shares-Net asset value	$9.78
Class I Shares-Net asset value	$9.78
Class R3 Shares-Net asset value	$9.78
Class R4 Shares-Net asset value	$9.78
Class R5 Shares-Net asset value	$9.78
Class R6 Shares-Net asset value	$9.78

54	See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended June 30, 2020

	Emerging	Emerging Markets
	Markets Bond	Corporate Debt
	Fund	Fund
Investment income:
Dividends	$–	$541
Interest (net of foreign withholding taxes of $9,691 and $366, respectively)	5,386,404	1,499,131
Total investment income	5,386,404	1,499,672
Expenses:
Management fee	486,204	215,258
12b-1 distribution plan-Class A	12,178	10,028
12b-1 distribution plan-Class C	5,678	8,764
12b-1 distribution plan-Class F	1,781	22,356
12b-1 distribution plan-Class R2	30	357
12b-1 distribution plan-Class R3	443	365
12b-1 distribution plan-Class R4	160	20
Registration	66,684	65,287
Professional	40,483	24,258
Shareholder servicing	21,573	53,010
Fund administration	38,896	12,301
Reports to shareholders	24,759	10,149
Custody	1,858	1,688
Directors’ fees	2,056	669
Other	21,769	9,102
Gross expenses	724,552	433,612
Expense reductions (See Note 9)	(152)	(508)
Fees waived and expenses reimbursed (See Note 3)	(1,781)	(129,929)
Net expenses	722,619	303,175
Net investment income	4,663,785	1,196,497
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(3,794,312)	(1,362,100)
Net realized gain (loss) on futures contracts	410,367	(327,657)
Net realized gain (loss) on forward foreign currency exchange contracts	56,135	10,550
Net realized gain (loss) on swap contracts	3,353	(181,426)
Net realized gain (loss) on foreign currency related transactions	(9,532)	(2,309)
Net change in unrealized appreciation/depreciation on investments	(10,653,213)	(1,879,513)
Net change in unrealized appreciation/depreciation on futures contracts	126,137	(148,450)
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	(21,558)	(4,277)
Net change in unrealized appreciation/depreciation on swap contracts	(9,331)	(27,918)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(1,288)	307
Net change in unrealized appreciation/depreciation on unfunded commitments	–	–
Net realized and unrealized gain (loss)	(13,893,242)	(3,922,793)
Net Decrease in Net Assets Resulting From Operations	$(9,229,457)	$(2,726,296)

See Notes to Financial Statements.	55

Statements of Operations (unaudited)(concluded)

For the Six Months Ended June 30, 2020

Global Bond Fund
Investment income:
Interest (net of foreign withholding taxes of $812)	$174,567
Total investment income	174,567
Expenses:
Management fee	22,581
12b-1 distribution plan-Class A	2,072
12b-1 distribution plan-Class C	1,076
12b-1 distribution plan-Class F	1,029
12b-1 distribution plan-Class R3	638
12b-1 distribution plan-Class R4	338
Registration	58,324
Professional	28,783
Shareholder servicing	613
Fund administration	2,101
Reports to shareholders	2,228
Custody	3,088
Directors’ fees	119
Other	6,371
Gross expenses	129,361
Expense reductions (See Note 9)	(55)
Fees waived and expenses reimbursed (See Note 3)	(96,301)
Net expenses	33,005
Net investment income	141,562
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(77,466)
Net realized gain (loss) on futures contracts	33,440
Net realized gain (loss) on forward foreign currency exchange contracts	31,344
Net realized gain (loss) on swap contracts	(134,718)
Net realized gain (loss) on foreign currency related transactions	8,258
Net change in unrealized appreciation/depreciation on investments	(234,788)
Net change in unrealized appreciation/depreciation on futures contracts	5,407
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	(11,058)
Net change in unrealized appreciation/depreciation on swap contracts	54,135
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(149)
Net change in unrealized appreciation/depreciation on unfunded commitments	(67)
Net realized and unrealized gain (loss)	(325,662)
Net Decrease in Net Assets Resulting From Operations	$(184,100)

56	See Notes to Financial Statements.

Statements of Changes in Net Assets

	Emerging Markets Bond Fund
	For the Six Months	For the
	Ended June 30, 2020	Year Ended
INCREASE IN NET ASSETS	(unaudited)	December 31, 2019
Operations:
Net investment income	$4,663,785	$9,234,598
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swaps and foreign currency related transactions	(3,333,989)	(370,128)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(10,559,253)	18,051,934
Net increase (decrease) in net assets resulting from operations	(9,229,457)	26,916,404
Distributions to shareholders:
Class A	(292,684)	(601,673)
Class C	(28,610)	(72,757)
Class F	(87,160)	(266,585)
Class F3	(16,100)	(30,070)
Class I	(4,408,802)	(8,492,699)
Class R2	(206)	(3,036)
Class R3	(3,987)	(13,283)
Class R4	(3,038)	(4,574)
Class R5	(280)	(636)
Class R6	(9,036)	(19,393)
Return of capital
Total distributions to shareholders	(4,849,903)	(9,504,706)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	45,049,863	9,849,038
Reinvestment of distributions	4,827,798	9,428,858
Cost of shares reacquired	(20,963,951)	(36,448,036)
Net increase (decrease) in net assets resulting from capital share transactions	28,913,710	(17,170,140)
Net increase in net assets	14,834,350	241,558
NET ASSETS:
Beginning of period	$181,597,830	$181,356,272
End of period	$196,432,180	$181,597,830

See Notes to Financial Statements.	57

Statements of Changes in Net Assets (continued)

	Emerging Markets Corporate Debt Fund
	For the Six Months	For the
	Ended June 30, 2020	Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	December 31, 2019
Operations:
Net investment income	$1,196,497	$1,968,630
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swaps and foreign currency related transactions	(1,862,942)	(617,333)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(2,059,851)	4,453,498
Net increase (decrease) in net assets resulting from operations	(2,726,296)	5,804,795
Distributions to shareholders:
Class A	(212,647)	(467,374)
Class C	(36,737)	(81,599)
Class F	(962,737)	(1,313,265)
Class F3	(253)	(530)
Class I	(86,628)	(184,187)
Class R2	(2,281)	(5,507)
Class R3	(2,887)	(5,729)
Class R4	(343)	(657)
Class R5	(5,265)	(11,796)
Class R6	(2,838)	(5,362)
Total distributions to shareholders	(1,312,616)	(2,076,006)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	23,164,539	34,224,422
Reinvestment of distributions	1,291,361	2,057,879
Cost of shares reacquired	(27,151,392)	(21,329,236)
Net increase (decrease) in net assets resulting from capital share transactions	(2,695,492)	14,953,065
Net increase (decrease) in net assets	(6,734,404)	18,681,854
NET ASSETS:
Beginning of period	$62,952,616	$44,270,762
End of period	$56,218,212	$62,952,616

58	See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Global Bond Fund
	For the Six Months	For the
	Ended June 30, 2020	Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	December 31, 2019
Operations:
Net investment income	$141,562	$285,421
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swaps and foreign currency related transactions	(139,142)	94,691
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(186,520)	468,489
Net increase (decrease) in net assets resulting from operations	(184,100)	848,601
Distributions to shareholders:
Class A	(34,729)	(78,469)
Class C	(3,643)	(7,901)
Class F	(36,537)	(82,306)
Class F3	(28,202)	(63,670)
Class I	(36,536)	(82,307)
Class R3	(3,891)	(8,956)
Class R4	(4,486)	(9,621)
Class R5	(4,567)	(10,291)
Class R6	(31,379)	(69,992)
Total distributions to shareholders	(183,970)	(413,513)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	130,789	68,430
Reinvestment of distributions	119,861	407,190
Cost of shares reacquired	(46,960)	(120)
Net increase in net assets resulting from capital share transactions	203,690	475,500
Net increase (decrease) in net assets	(164,380)	910,588
NET ASSETS:
Beginning of period	$10,894,480	$9,983,892
End of period	$10,730,100	$10,894,480

See Notes to Financial Statements.	59

Financial Highlights

EMERGING MARKETS BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class A
6/30/2020(c)	$5.29	$0.11	$(0.30)	$(0.19)	$(0.12)	$–	$(0.12)
12/31/2019	4.80	0.25	0.50	0.75	(0.26)	–	(0.26)
12/31/2018	5.42	0.18	(0.53)	(0.35)	(0.22)	(0.05)	(0.27)
12/31/2017	5.11	0.10	0.44	0.54	(0.23)	–	(0.23)
12/31/2016	5.10	0.08	0.21	0.29	(0.28)	–	(0.28)
12/31/2015	5.76	0.06	(0.57)	(0.51)	(0.07)	(0.08)	(0.15)

Class C
6/30/2020(c)	5.33	0.09	(0.31)	(0.22)	(0.10)	–	(0.10)
12/31/2019	4.83	0.22	0.51	0.73	(0.23)	–	(0.23)
12/31/2018	5.45	0.15	(0.53)	(0.38)	(0.20)	(0.04)	(0.24)
12/31/2017	5.14	0.07	0.44	0.51	(0.20)	–	(0.20)
12/31/2016	5.13	0.05	0.21	0.26	(0.25)	–	(0.25)
12/31/2015	5.79	0.03	(0.57)	(0.54)	(0.06)	(0.06)	(0.12)

Class F
6/30/2020(c)	5.29	0.11	(0.30)	(0.19)	(0.12)	–	(0.12)
12/31/2019	4.80	0.26	0.50	0.76	(0.27)	–	(0.27)
12/31/2018	5.42	0.17	(0.51)	(0.34)	(0.24)	(0.04)	(0.28)
12/31/2017	5.11	0.10	0.45	0.55	(0.24)	–	(0.24)
12/31/2016	5.10	0.08	0.21	0.29	(0.28)	–	(0.28)
12/31/2015	5.76	0.07	(0.57)	(0.50)	(0.08)	(0.08)	(0.16)

Class F3
6/30/2020(c)	5.29	0.11	(0.31)	(0.20)	(0.12)	–	(0.12)
12/31/2019	4.80	0.26	0.50	0.76	(0.27)	–	(0.27)
12/31/2018	5.41	0.20	(0.53)	(0.33)	(0.23)	(0.05)	(0.28)
4/4/2017 to 12/31/2017(f)	5.31	0.08	0.21	0.29	(0.19)	–	(0.19)

Class I
6/30/2020(c)	5.28	0.11	(0.30)	(0.19)	(0.12)	–	(0.12)
12/31/2019	4.80	0.26	0.49	0.75	(0.27)	–	(0.27)
12/31/2018	5.41	0.20	(0.53)	(0.33)	(0.23)	(0.05)	(0.28)
12/31/2017	5.10	0.11	0.44	0.55	(0.24)	–	(0.24)
12/31/2016	5.09	0.09	0.21	0.30	(0.29)	–	(0.29)
12/31/2015	5.75	0.07	(0.57)	(0.50)	(0.08)	(0.08)	(0.16)

Class R2
6/30/2020(c)	5.30	0.10	(0.30)	(0.20)	(0.11)	–	(0.11)
12/31/2019	4.82	0.23	0.49	0.72	(0.24)	–	(0.24)
12/31/2018	5.43	0.17	(0.53)	(0.36)	(0.21)	(0.04)	(0.25)
12/31/2017	5.12	0.08	0.44	0.52	(0.21)	–	(0.21)
12/31/2016	5.11	0.06	0.21	0.27	(0.26)	–	(0.26)
12/31/2015	5.77	0.04	(0.57)	(0.53)	(0.06)	(0.07)	(0.13)

60	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$4.98	(3.56	)(d)	0.93	(e)	0.93	(e)	4.66	(e)	$11,802	27	(d)
5.29	15.91		0.96		0.96		4.89		13,433	47
4.80	(6.55)		0.98		0.98		3.41		9,636	135
5.42	10.73		0.94		0.94		1.84		17,746	35
5.11	5.68		0.99		0.99		1.51		18,357	90
5.10	(8.95)		0.98		0.98		1.10		20,466	52

5.01	(4.01	)(d)	1.57	(e)	1.57	(e)	4.03	(e)	1,348	27	(d)
5.33	15.34		1.58		1.58		4.32		1,441	47
4.83	(7.06)		1.59		1.59		2.84		1,769	135
5.45	10.03		1.55		1.55		1.22		3,158	35
5.14	5.03		1.60		1.60		0.91		4,025	90
5.13	(9.44)		1.59		1.59		0.49		5,558	52

4.98	(3.47	)(d)	0.73	(e)	0.83	(e)	4.77	(e)	6,122	27	(d)
5.29	16.08		0.76		0.86		5.02		5,064	47
4.80	(6.44)		0.84		0.87		3.36		3,821	135
5.42	10.83		0.84		0.84		1.94		7,311	35
5.11	5.79		0.89		0.89		1.61		7,366	90
5.10	(8.86)		0.88		0.88		1.19		9,439	52

4.97	(3.65	)(d)	0.72	(e)	0.72	(e)	4.88	(e)	644	27	(d)
5.29	16.15		0.75		0.75		5.08		710	47
4.80	(6.19)		0.76		0.76		3.84		429	135
5.41	5.45	(d)	0.75	(e)	0.75	(e)	2.06	(e)	457	35

4.97	(3.48	)(d)	0.73	(e)	0.73	(e)	4.85	(e)	175,909	27	(d)
5.28	15.92		0.76		0.76		5.13		160,122	47
4.80	(6.19)		0.78		0.78		3.81		164,990	135
5.41	10.96		0.74		0.74		2.03		189,184	35
5.10	5.90		0.79		0.79		1.71		356,968	90
5.09	(8.79)		0.78		0.78		1.29		442,393	52

4.99	(3.72	)(d)	1.35	(e)	1.35	(e)	4.05	(e)	3	27	(d)
5.30	15.19		1.36		1.36		4.56		52	47
4.82	(6.71)		1.38		1.38		3.22		66	135
5.43	10.28		1.34		1.34		1.44		79	35
5.12	5.26		1.39		1.39		1.11		96	90
5.11	(9.30)		1.38		1.38		0.70		101	52

See Notes to Financial Statements.	61

Financial Highlights (continued)

EMERGING MARKETS BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class R3
6/30/2020(c)	$5.28	$0.10	$(0.30)	$(0.20)	$(0.11)	$–	$(0.11)
12/31/2019	4.80	0.24	0.49	0.73	(0.25)	–	(0.25)
12/31/2018	5.41	0.17	(0.52)	(0.35)	(0.22)	(0.04)	(0.26)
12/31/2017	5.10	0.08	0.44	0.52	(0.21)	–	(0.21)
12/31/2016	5.09	0.06	0.21	0.27	(0.26)	–	(0.26)
12/31/2015	5.75	0.04	(0.57)	(0.53)	(0.06)	(0.07)	(0.13)

Class R4
6/30/2020(c)	5.29	0.11	(0.31)	(0.20)	(0.12)	–	(0.12)
12/31/2019	4.80	0.25	0.50	0.75	(0.26)	–	(0.26)
12/31/2018	5.42	0.18	(0.53)	(0.35)	(0.22)	(0.05)	(0.27)
12/31/2017	5.11	0.10	0.44	0.54	(0.23)	–	(0.23)
12/31/2016	5.10	0.08	0.21	0.29	(0.28)	–	(0.28)
6/30/2015 to 12/31/2015(g)	5.53	0.03	(0.39)	(0.36)	(0.03)	(0.04)	(0.07)

Class R5
6/30/2020(c)	5.28	0.11	(0.30)	(0.19)	(0.12)	–	(0.12)
12/31/2019	4.80	0.26	0.49	0.75	(0.27)	–	(0.27)
12/31/2018	5.41	0.20	(0.52)	(0.32)	(0.24)	(0.05)	(0.29)
12/31/2017	5.10	0.11	0.44	0.55	(0.24)	–	(0.24)
12/31/2016	5.09	0.09	0.21	0.30	(0.29)	–	(0.29)
6/30/2015 to 12/31/2015(g)	5.52	0.04	(0.39)	(0.35)	(0.04)	(0.04)	(0.08)

Class R6
6/30/2020(c)	5.29	0.11	(0.31)	(0.20)	(0.12)	–	(0.12)
12/31/2019	4.80	0.26	0.50	0.76	(0.27)	–	(0.27)
12/31/2018	5.41	0.19	(0.51)	(0.32)	(0.24)	(0.05)	(0.29)
12/31/2017	5.10	0.11	0.44	0.55	(0.24)	–	(0.24)
12/31/2016	5.09	0.10	0.20	0.30	(0.29)	–	(0.29)
6/30/2015 to 12/31/2015(g)	5.52	0.04	(0.39)	(0.35)	(0.04)	(0.04)	(0.08)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Commenced on June 30, 2015.

62	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$4.97	(3.72	)(d)	1.24	(e)	1.24	(e)	4.35	(e)	$185	27	(d)
5.28	15.59		1.26		1.26		4.63		194	47
4.80	(6.85)		1.28		1.28		3.39		255	135
5.41	10.42		1.23		1.23		1.55		264	35
5.10	5.38		1.28		1.28		1.22		296	90
5.09	(9.24)		1.27		1.27		0.81		285	52

4.97	(3.78	)(d)	0.99	(e)	0.99	(e)	4.63	(e)	58	27	(d)
5.29	15.85		1.02		1.02		4.81		138	47
4.80	(6.60)		1.03		1.03		3.53		55	135
5.42	10.67		0.99		0.99		1.83		27	35
5.11	5.67		1.01		1.01		1.50		10	90
5.10	(6.44	)(d)	1.01	(e)	1.01	(e)	1.13	(e)	9	52

4.97	(3.48	)(d)	0.74	(e)	0.74	(e)	4.87	(e)	11	27	(d)
5.28	15.92		0.74		0.74		5.14		12	47
4.80	(6.17)		0.76		0.76		4.03		18	135
5.41	10.97		0.73		0.73		2.06		11	35
5.10	5.94		0.75		0.75		1.76		10	90
5.09	(6.34	)(d)	0.76	(e)	0.76	(e)	1.37	(e)	9	52

4.97	(3.65	)(d)	0.72	(e)	0.72	(e)	4.88	(e)	350	27	(d)
5.29	16.15		0.75		0.75		5.11		430	47
4.80	(6.17)		0.76		0.76		3.74		317	135
5.41	10.99		0.74		0.74		2.11		524	35
5.10	6.04		0.66		0.66		1.85		10	90
5.09	(6.29	)(d)	0.67	(e)	0.67	(e)	1.47	(e)	9	52

See Notes to Financial Statements.	63

Financial Highlights (continued)

EMERGING MARKETS CORPORATE DEBT FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
6/30/2020(c)	$15.54	$0.24	$(0.64)	$(0.40)	$(0.31)	$–	$(0.31)
12/31/2019	14.31	0.64	1.27	1.91	(0.68)	–	(0.68)
12/31/2018	15.54	0.61	(1.16)	(0.55)	(0.65)	(0.03)	(0.68)
12/31/2017	15.08	0.59	0.67	1.26	(0.64)	(0.16)	(0.80)
12/31/2016	14.45	0.61	0.68	1.29	(0.66)	–	(0.66)
12/31/2015	14.85	0.60	(0.33)	0.27	(0.67)	– (f)	(0.67)

Class C
6/30/2020(c)	15.54	0.20	(0.65)	(0.45)	(0.26)	–	(0.26)
12/31/2019	14.31	0.55	1.26	1.81	(0.58)	–	(0.58)
12/31/2018	15.55	0.52	(1.18)	(0.66)	(0.55)	(0.03)	(0.58)
12/31/2017	15.07	0.48	0.69	1.17	(0.53)	(0.16)	(0.69)
12/31/2016	14.45	0.50	0.68	1.18	(0.56)	–	(0.56)
12/31/2015	14.85	0.50	(0.34)	0.16	(0.56)	– (f)	(0.56)

Class F
6/30/2020(c)	15.54	0.24	(0.63)	(0.39)	(0.32)	–	(0.32)
12/31/2019	14.31	0.65	1.27	1.92	(0.69)	–	(0.69)
12/31/2018	15.55	0.63	(1.18)	(0.55)	(0.66)	(0.03)	(0.69)
12/31/2017	15.08	0.61	0.68	1.29	(0.66)	(0.16)	(0.82)
12/31/2016	14.45	0.62	0.68	1.30	(0.67)	–	(0.67)
12/31/2015	14.85	0.56	(0.28)	0.28	(0.68)	– (f)	(0.68)

Class F3
6/30/2020(c)	15.54	0.27	(0.64)	(0.37)	(0.34)	–	(0.34)
12/31/2019	14.31	0.70	1.26	1.96	(0.73)	–	(0.73)
12/31/2018	15.55	0.67	(1.18)	(0.51)	(0.70)	(0.03)	(0.73)
4/4/2017 to 12/31/2017(g)	15.43	0.48	0.32	0.80	(0.52)	(0.16)	(0.68)

Class I
6/30/2020(c)	15.53	0.24	(0.63)	(0.39)	(0.32)	–	(0.32)
12/31/2019	14.31	0.68	1.24	1.92	(0.70)	–	(0.70)
12/31/2018	15.55	0.64	(1.17)	(0.53)	(0.68)	(0.03)	(0.71)
12/31/2017	15.08	0.63	0.68	1.31	(0.68)	(0.16)	(0.84)
12/31/2016	14.45	0.64	0.68	1.32	(0.69)	–	(0.69)
12/31/2015	14.85	0.63	(0.33)	0.30	(0.70)	– (f)	(0.70)

Class R3
6/30/2020(c)	15.54	0.23	(0.65)	(0.42)	(0.29)	–	(0.29)
12/31/2019	14.31	0.60	1.26	1.86	(0.63)	–	(0.63)
12/31/2018	15.54	0.64	(1.16)	(0.52)	(0.68)	(0.03)	(0.71)
12/31/2017	15.07	0.63	0.68	1.31	(0.68)	(0.16)	(0.84)
12/31/2016	14.45	0.64	0.67	1.31	(0.69)	–	(0.69)
12/31/2015	14.85	0.64	(0.34)	0.30	(0.70)	– (f)	(0.70)

64	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$14.83	(2.52	)(d)	1.05	(e)	1.50	(e)	3.91	(e)	$9,260	41	(d)
15.54	13.56		1.05		1.62		4.24		11,660	64
14.31	(3.65)		1.05		1.54		4.14		8,729	56
15.54	8.54		1.05		1.55		3.80		13,809	81
15.08	9.03		1.05		1.67		4.03		7,535	104
14.45	1.77		1.05		1.71		4.03		13,843	148

14.83	(2.84	)(d)	1.73	(e)	2.17	(e)	3.25	(e)	1,982	41	(d)
15.54	12.85		1.68		2.25		3.61		2,307	64
14.31	(4.28)		1.71		2.20		3.50		1,926	56
15.55	7.85		1.76		2.27		3.10		2,261	81
15.07	8.23		1.70		2.34		3.27		1,212	104
14.45	1.04		1.77		2.46		3.38		581	148

14.83	(2.48	)(d)	0.95	(e)	1.39	(e)	3.97	(e)	41,025	41	(d)
15.54	13.66		0.95		1.51		4.30		42,660	64
14.31	(3.63)		0.95		1.44		4.22		24,115	56
15.55	8.71		0.95		1.45		3.89		27,640	81
15.08	9.10		0.95		1.57		4.09		12,321	104
14.45	1.83		0.95		1.50		3.82		12,604	148

14.83	(2.35	)(d)	0.71	(e)	1.10	(e)	4.27	(e)	11	41	(d)
15.54	13.94		0.70		1.25		4.61		12	64
14.31	(3.32)		0.68		1.21		4.49		10	56
15.55	5.21	(d)	0.67	(e)	1.24	(e)	4.15	(e)	11	81

14.82	(2.44	)(d)	0.85	(e)	1.27	(e)	3.96	(e)	3,402	41	(d)
15.53	13.69		0.85		1.45		4.51		5,635	64
14.31	(3.46)		0.85		1.35		4.35		8,891	56
15.55	8.84		0.85		1.37		4.04		11,674	81
15.08	9.18		0.85		1.47		4.26		8,636	104
14.45	1.98		0.85		1.50		4.26		10,634	148

14.83	(2.66	)(d)	1.35	(e)	1.80	(e)	3.62	(e)	152	41	(d)
15.54	13.31		1.35		1.92		3.96		147	64
14.31	(3.53)		0.85		1.85		4.35		125	56
15.54	8.84		0.85		1.87		4.04		148	81
15.07	9.18		0.85		1.98		4.23		119	104
14.45	1.98		0.85		2.04		4.31		109	148

See Notes to Financial Statements.	65

Financial Highlights (continued)

EMERGING MARKETS CORPORATE DEBT FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R4
6/30/2020(c)	$15.53	$0.24	$(0.64)	$(0.40)	$(0.31)	$–	$(0.31)
12/31/2019	14.30	0.64	1.26	1.90	(0.67)	–	(0.67)
12/31/2018	15.54	0.60	(1.17)	(0.57)	(0.64)	(0.03)	(0.67)
12/31/2017	15.07	0.59	0.68	1.27	(0.64)	(0.16)	(0.80)
12/31/2016	14.45	0.60	0.68	1.28	(0.66)	–	(0.66)
6/30/2015 to 12/31/2015(h)	14.97	0.29	(0.49)	(0.20)	(0.32)	– (f)	(0.32)

Class R5
6/30/2020(c)	15.54	0.26	(0.64)	(0.38)	(0.33)	–	(0.33)
12/31/2019	14.31	0.67	1.27	1.94	(0.71)	–	(0.71)
12/31/2018	15.55	0.65	(1.18)	(0.53)	(0.68)	(0.03)	(0.71)
12/31/2017	15.07	0.63	0.69	1.32	(0.68)	(0.16)	(0.84)
12/31/2016	14.45	0.64	0.67	1.31	(0.69)	–	(0.69)
6/30/2015 to 12/31/2015(h)	14.97	0.31	(0.49)	(0.18)	(0.34)	– (f)	(0.34)

Class R6
6/30/2020(c)	15.54	0.27	(0.64)	(0.37)	(0.34)	–	(0.34)
12/31/2019	14.31	0.69	1.27	1.96	(0.73)	–	(0.73)
12/31/2018	15.54	0.67	(1.17)	(0.50)	(0.70)	(0.03)	(0.73)
12/31/2017	15.07	0.65	0.68	1.33	(0.70)	(0.16)	(0.86)
12/31/2016	14.45	0.65	0.67	1.32	(0.70)	–	(0.70)
6/30/2015 to 12/31/2015(h)	14.97	0.31	(0.48)	(0.17)	(0.35)	– (f)	(0.35)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.
(g)	Commenced on April 4, 2017.
(h)	Commenced on June 30, 2015.

66	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$14.82	(2.54	)(d)	1.10	(e)	1.55	(e)	3.85	(e)	$18	41	(d)
15.53	13.52		1.10		1.67		4.23		15	64
14.30	(3.77)		1.10		1.57		4.08		14	56
15.54	8.57		1.11		1.62		3.80		12	81
15.07	8.92		1.10		1.71		4.00		11	104
14.45	(1.33	)(d)	1.10	(e)	1.71	(e)	3.91	(e)	10	148

14.83	(2.42	)(d)	0.85	(e)	1.30	(e)	4.13	(e)	246	41	(d)
15.54	13.79		0.85		1.42		4.47		248	64
14.31	(3.45)		0.85		1.39		4.43		240	56
15.55	8.84		0.85		1.37		4.04		54	81
15.07	9.18		0.85		1.49		4.22		35	104
14.45	(1.21	)(d)	0.85	(e)	1.46	(e)	4.17	(e)	10	148

14.83	(2.35	)(d)	0.71	(e)	1.13	(e)	4.27	(e)	121	41	(d)
15.54	13.94		0.71		1.26		4.59		128	64
14.31	(3.31)		0.69		1.28		4.60		96	56
15.54	9.01		0.70		1.22		4.21		12	81
15.07	9.26		0.77		1.27		4.31		11	104
14.45	(1.18	)(d)	0.79	(e)	1.37	(e)	4.23	(e)	10	148

See Notes to Financial Statements.	67

Financial Highlights (concluded)

GLOBAL BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
6/30/2020(c)	$10.13	$0.11	$(0.30)	$(0.19)	$(0.16)	$–	$(0.16)
12/31/2019	9.71	0.26	0.54	0.80	(0.33)	(0.05)	(0.38)
7/26/2018 to 12/31/2018(f)(g)	10.00	0.11	(0.26)	(0.15)	(0.14)	–	(0.14)

Class C
6/30/2020(c)	10.13	0.08	(0.30)	(0.22)	(0.13)	–	(0.13)
12/31/2019	9.71	0.18	0.54	0.72	(0.25)	(0.05)	(0.30)
7/26/2018 to 12/31/2018(f)(g)	10.00	0.08	(0.27)	(0.19)	(0.10)	–	(0.10)

Class F
6/30/2020(c)	10.13	0.12	(0.30)	(0.18)	(0.17)	–	(0.17)
12/31/2019	9.71	0.28	0.54	0.82	(0.35)	(0.05)	(0.40)
7/26/2018 to 12/31/2018(f)(g)	10.00	0.12	(0.26)	(0.14)	(0.15)	–	(0.15)

Class F3
6/30/2020(c)	10.13	0.12	(0.29)	(0.17)	(0.18)	–	(0.18)
12/31/2019	9.71	0.29	0.54	0.83	(0.36)	(0.05)	(0.41)
7/26/2018 to 12/31/2018(f)(g)	10.00	0.13	(0.27)	(0.14)	(0.15)	–	(0.15)

Class I
6/30/2020(c)	10.13	0.12	(0.30)	(0.18)	(0.17)	–	(0.17)
12/31/2019	9.71	0.28	0.54	0.82	(0.35)	(0.05)	(0.40)
7/26/2018 to 12/31/2018(f)(g)	10.00	0.12	(0.26)	(0.14)	(0.15)	–	(0.15)

Class R3
6/30/2020(c)	10.13	0.10	(0.30)	(0.20)	(0.15)	–	(0.15)
12/31/2019	9.71	0.23	0.54	0.77	(0.30)	(0.05)	(0.35)
7/26/2018 to 12/31/2018(f)(g)	10.00	0.10	(0.26)	(0.16)	(0.13)	–	(0.13)

Class R4
6/30/2020(c)	10.13	0.11	(0.30)	(0.19)	(0.16)	–	(0.16)
12/31/2019	9.71	0.25	0.54	0.79	(0.32)	(0.05)	(0.37)
7/26/2018 to 12/31/2018(f)(g)	10.00	0.11	(0.26)	(0.15)	(0.14)	–	(0.14)

Class R5
6/30/2020(c)	10.13	0.12	(0.30)	(0.18)	(0.17)	–	(0.17)
12/31/2019	9.71	0.28	0.54	0.82	(0.35)	(0.05)	(0.40)
7/26/2018 to 12/31/2018(f)(g)	10.00	0.12	(0.26)	(0.14)	(0.15)	–	(0.15)

Class R6
6/30/2020(c)	10.13	0.12	(0.29)	(0.17)	(0.18)	–	(0.18)
12/31/2019	9.71	0.29	0.54	0.83	(0.36)	(0.05)	(0.41)
7/26/2018 to 12/31/2018(f)(g)	10.00	0.13	(0.27)	(0.14)	(0.15)	–	(0.15)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on 07/26/2018, SEC effective date and date shares first became available to the public was 8/1/2018.
(g)	Net investment income, net realized and unrealized gain amounted to less than $.01 for the period 7/26/2018 through 8/1/2018.
(h)	Total return for the period 8/1/2018 through 12/31/2018 was (1.51)% for Class A, (1.85)% for Class C, (1.43)% for Class F, (1.38)% for Class F3, (1.43)% for Class I, (1.64)% for Class R3, (1.53)% for Class R4, (1.43)% for Class R5, and (1.38)% for Class R6.

68	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements(h) (%)		Total expenses(h) (%)		Net invest- ment income(h) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$9.78	(1.84	)(d)	0.78	(e)	2.59	(e)	2.57	(e)	$2,107	115	(d)
10.13	8.32		0.78		3.03		2.56		2,151	315
9.71	(1.42	)(d)(h)	0.78	(e)	2.77	(e)	2.64	(e)	1,969	123

9.78	(2.13	)(d)	1.41	(e)	3.21	(e)	1.95	(e)	274	115	(d)
10.13	7.48		1.56		3.81		1.78		277	315
9.71	(1.76	)(d)(h)	1.58	(e)	3.57	(e)	1.84	(e)	245	123

9.78	(1.74	)(d)	0.58	(e)	2.49	(e)	2.77	(e)	2,130	115	(d)
10.13	8.53		0.58		2.93		2.76		2,139	315
9.71	(1.33	)(d)(h)	0.58	(e)	2.67	(e)	2.84	(e)	1,971	123

9.78	(1.69	)(d)	0.49	(e)	2.39	(e)	2.87	(e)	1,571	115	(d)
10.13	8.66		0.46		2.78		2.88		1,607	315
9.71	(1.28	)(d)(h)	0.46	(e)	2.55	(e)	2.96	(e)	1,479	123

9.78	(1.74	)(d)	0.58	(e)	2.39	(e)	2.77	(e)	2,090	115	(d)
10.13	8.53		0.58		2.83		2.76		2,139	315
9.71	(1.33	)(d)(h)	0.58	(e)	2.57	(e)	2.84	(e)	1,971	123

9.78	(1.98	)(d)	1.08	(e)	2.90	(e)	2.27	(e)	259	115	(d)
10.13	8.00		1.08		3.33		2.26		265	315
9.71	(1.54	)(d)(h)	1.08	(e)	3.07	(e)	2.34	(e)	246	123

9.78	(1.86	)(d)	0.83	(e)	2.64	(e)	2.52	(e)	280	115	(d)
10.13	8.26		0.83		3.08		2.51		266	315
9.71	(1.44	)(d)(h)	0.83	(e)	2.82	(e)	2.59	(e)	246	123

9.78	(1.74	)(d)	0.58	(e)	2.39	(e)	2.77	(e)	261	115	(d)
10.13	8.53		0.58		2.83		2.76		267	315
9.71	(1.33	)(d)(h)	0.58	(e)	2.57	(e)	2.84	(e)	246	123

9.78	(1.69	)(d)	0.49	(e)	2.39	(e)	2.87	(e)	1,757	115	(d)
10.13	8.66		0.46		2.78		2.88		1,782	315
9.71	(1.28	)(d)(h)	0.46	(e)	2.56	(e)	2.96	(e)	1,611	123

See Notes to Financial Statements.	69

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988.

The Company consists of the following three funds (each, a “Fund” and collectively, the “Funds”) and their respective active share classes at June 30, 2020:

Funds	Classes
Lord Abbett Emerging Markets Bond Fund (“Emerging Markets Bond Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Global Bond Fund (“Global Bond Fund”)	A, C, F, F3, I, R3, R4, R5 and R6

Emerging Markets Corporate Debt Fund and Global Bond Fund are each diversified as defined in the Act and Emerging Markets Bond Fund is non-diversified as defined in the Act. The Emerging Markets Corporate Debt Fund’s Class R2 shares liquidated on June 9, 2020.

Emerging Markets Bond Fund’s investment objective is to seek high total return. Emerging Markets Corporate Debt Fund’s and Global Bond Fund’s investment objective is total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class C shares redeemed before the first anniversary of purchase. Effective June 30, 2020, Class C shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years. The first conversion of Class C to A Shares under this new policy took place on July 25, 2020 for all Class C shares that were held for more than eight years as of June 30, 2020. Prior to June 30, 2020, Class C shares converted following the tenth anniversary of the month on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These Funds are considered investment companies under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized

Notes to Financial Statements (unaudited)(continued)

reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

Notes to Financial Statements (unaudited)(continued)

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2016 through December 31, 2019. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, C, F, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss), if applicable, on foreign currency related transactions in the Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in forward foreign currency exchange contracts in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on foreign currency exchange contracts in each Fund’s Statement of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into

Notes to Financial Statements (unaudited)(continued)

a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)	Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(l)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(m)	Interest Rate Swaps–Each Fund may invest in interest rate swaps in order to enhance returns or hedge against interest rate risk. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap agreement will normally be entered into on a zero coupon basis,

Notes to Financial Statements (unaudited)(continued)

meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swap’s maturity date, at which point the payments would be netted. The swaps are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on swap contracts on each Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap is recorded in realized gain (loss) and is included in Net realized gain (loss) on swaps on each Fund’s Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For centrally cleared swaps, there was minimal counterparty risk to the Funds, since such swaps entered into were traded through a central clearinghouse, which guarantees against default.

(n)	Credit Default Swaps–Each Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be

Notes to Financial Statements (unaudited)(continued)

required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For centrally cleared swaps there was minimal counterparty credit risk to the Funds, since the credit default swap entered into was traded through a central clearinghouse, which guarantees against default.

(o)	Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which a Fund invests may be subject to some restrictions on resale. For example, a Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between a Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, a Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of a Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statements of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statements of Assets and Liabilities represents mark to market of the unfunded portion of each Fund’s floating rate notes. As of June 30, 2020, Global Bond Fund had the following unfunded loan commitment:

Spectacle Gary Holdings LLC Delayed Draw Term Loan	$743

(p)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of

Notes to Financial Statements (unaudited)(continued)

unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk- for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;
•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of June 30, 2020 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Emerging Markets Bond Fund

First $1 billion	.50%
Over $1 billion	.45%

Emerging Markets Corporate Debt Fund

First $2 billion	.70%
Next $3 billion	.65%
Over $5 billion	.60%

Global Bond Fund

First $3 billion	.43%
Over $3 billion	.40%

Notes to Financial Statements (unaudited)(continued)

For the six months ended June 30, 2020, the effective management fee, net of waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective
Management Fee
Emerging Markets Bond Fund	.50%
Emerging Markets Corporate Debt Fund	.28%
Global Bond Fund	.00%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each funds’ average daily net asset.

For the period ended June 30, 2020 and continuing through April 30, 2021, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit the total net annual operating expenses, excluding 12b-1 fees, to the following annual rates:

	Effective May 1, 2020		Prior to May 1, 2020
	Classes*			Classes*
Fund	A, C, F, I, R2, R3, R4 and R5	F3 and R6	A, C, F, I, R2, R3, R4 and R5	F3 and R6
Emerging Markets Corporate Debt Fund	.85%	.68%	.85%	.71%
Global Bond Fund	.58%	.53%	.58%	.46%

*	If applicable.

All contractual management fee waiver and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon approval of the Funds’ Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C(1)	Class F(2)(3)	Class R2* *	Class R3* *	Class R4
Service	.15%	.25%	–	.25%	.25%	.25%
Distribution	.05%	.75%	.10%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
**	Prior to the sale of shares to unaffiliated investors, service and distribution fees were fully waived.
(1)	Each Fund’s Class C 12b-1 fee is a blended rate calculated based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of the Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of the Fund will bear Rule 12b-1 fees at the same rate.
(2)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(3)	For the six months ended June 30, 2020 and continuing through April 30, 2021, the Distributor has contractually agreed to waive Emerging Markets Bond Fund’s and Global Bond Fund’s 0.10% Rule 12b-1 fee for Class F. These agreements may be terminated only by the Fund’s Board of Trustees.

Class F3, I, R5 and R6 shares do not have a distribution plan.

Notes to Financial Statements (unaudited)(continued)

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended June 30, 2020:

	Distributor	Dealers’
	Commissions	Concessions
Emerging Markets Bond Fund	$814	$4,209
Emerging Markets Corporate Debt Fund	684	3,553

Distributor received the following amount of CDSCs for the six months ended June 30, 2020:

	Class A	Class C
Emerging Markets Bond Fund	$1	$2
Emerging Markets Corporate Debt Fund	113	–

Other Related Parties

As of June 30, 2020, the percentages of Emerging Markets Bond Fund’s outstanding shares owned by Lord Abbett Multi-Asset Balanced Opportunity Fund and Lord Abbett Multi-Asset Income Fund, were 59% and 30%, respectively.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for the Funds. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2020 and fiscal year ended December 31, 2019 was as follows:

		Emerging Markets		Emerging Markets
		Bond Fund		Corporate Debt Fund
	Six Months Ended		Six Months Ended
	6/30/2020	Year Ended	6/30/2020	Year Ended
	(unaudited)	12/31/2019	(unaudited)	12/31/2019
Distributions paid from:
Ordinary income	$4,849,903	$9,504,706	$1,312,616	$2,076,006
Total distributions paid	$4,849,903	$9,504,706	$1,312,616	$2,076,006

Notes to Financial Statements (unaudited)(continued)

	Global Bond Fund
	Six Months Ended
	6/30/2020	Year Ended
	(unaudited)	12/31/2019
Distributions paid from:
Ordinary income	$183,970	$413,513
Total distributions paid	$183,970	$413,513

As of December 31, 2019, the following funds had capital losses, which will carry forward indefinitely:

Emerging Markets Bond Fund	$110,039,573
Emerging Markets Corporate Debt Fund	1,763,761

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term losses.

As of June 30, 2020, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets	Emerging Markets
	Bond Fund	Corporate Debt Fund
Tax cost	$193,664,557	$55,819,320
Gross unrealized gain	8,387,172	1,551,879
Gross unrealized loss	(7,866,777)	(1,499,016)
Net unrealized security gain	$520,395	$52,863

	Global Bond Fund
Tax cost	$11,004,355
Gross unrealized gain	337,982
Gross unrealized loss	(329,650)
Net unrealized security gain	$8,332

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of other financial instruments, amortization of premium and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2020 were as follows:

	U.S.		Non-U.S.	U.S.		Non-U.S.
	Government		Government	Government		Government
	Purchases	*	Purchases	Sales	*	Sales
Emerging Markets Bond Fund	$–		$82,905,637	$–		$50,024,904
Emerging Markets Corporate Debt Fund	–		24,174,498	–		24,479,420
Global Bond Fund	1,064,524		6,049,239	1,856,976		4,536,128

*	Includes U.S. Government sponsored enterprises securities.

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, Emerging Markets Bond Fund engaged in cross-trade buys of $204,875 which resulted in a net realized gain of $0.

Notes to Financial Statements (unaudited)(continued)

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2020 (as described in note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on foreign currency exchange contracts and deposits with brokers as collateral.

Each Fund entered into futures contracts for the six months ended June 30, 2020 (as described in note 2(h)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default. There is minimal counterparty credit risk to each Fund since centrally cleared credit default swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

Emerging Markets Bond Fund and Global Bond Fund entered into credit default swaps for the six months ended June 30, 2020 (as described in note 2(n)) to hedge credit risk. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of underlying securities within an index or the referenced obligation in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par or the referenced obligation if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap contracts in the Statements of Operations. Each Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. There is minimal counterparty credit risk to each Fund since centrally cleared credit default swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2020, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

		Emerging Markets Bond Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$897	–
Futures Contracts(2)	$130,255	–	–

Liability Derivatives
Centrally Cleared Credit Default Swap Contracts(3)	–	–	$4,476
Forward Foreign Currency Exchange Contracts(4)	–	$57,913	–
Futures Contracts(2)	$199,865	–	–

	Emerging Markets Corporate Debt Fund
Asset Derivatives		Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)		–	$325
Futures Contracts(2)		$36,720	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(4)		–	$9,680
Futures Contracts(2)		$98,063	–

		Global Bond Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swap Contracts(3)	–	–	$71,122
Forward Foreign Currency Exchange Contracts(1)	–	$15,930	–
Futures Contracts(2)	$4,336	–	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(4)	–	$29,182	–

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
(3)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(4)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative instruments for the six months ended June 30, 2020, were as follows:

		Emerging Markets Bond Fund
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(1)	–	–	$3,353
Forward Foreign Currency Exchange Contracts(2)	–	$56,135	–
Futures Contracts(3)	$410,367	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(4)	–	–	$(9,331)
Forward Foreign Currency Exchange Contracts(5)	–	$(21,558)	–
Futures Contracts(6)	$126,137	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(7)	–	–	$1,490,000
Forward Foreign Currency Exchange Contracts(7)	–	$2,256,507	–
Futures Contracts(8)	316	–	–

	Emerging Markets Corporate Debt Fund
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(1)	–	–	$(181,426)
Forward Foreign Currency Exchange Contracts(2)	–	$10,550	–
Futures Contracts(3)	$(327,657)	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(4)	–	–	$(27,918)
Forward Foreign Currency Exchange Contracts(5)	–	$(4,277)	–
Futures Contracts(6)	$(148,450)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(7)	–	–	$1,026,429
Forward Foreign Currency Exchange Contracts(7)	–	$341,514	–
Futures Contracts(8)	121	–	–

		Global Bond Fund
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(1)	–	–	$(134,718)
Forward Foreign Currency Exchange Contracts(2)	–	$31,344	–
Futures Contracts(3)	$33,440	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(4)	–	–	$54,135
Forward Foreign Currency Exchange Contracts(5)	–	$(11,058)	–
Futures Contracts(6)	$5,407	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(7)	–	–	$1,305,324
Forward Foreign Currency Exchange Contracts(7)	–	$3,823,338	–
Futures Contracts(8)	5	–	–

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2020.

Notes to Financial Statements (unaudited)(continued)

(1)	Statements of Operations location: Net realized gain (loss) on swap contracts.
(2)	Statements of Operations location: Net realized gain (loss) on forward foreign currency exchange contracts.
(3)	Statements of Operations location: Net realized gain (loss) on futures contracts.
(4)	Statements of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(5)	Statements of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(6)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(7)	Amount represents notional amounts in U.S. dollars.
(8)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by a counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

		Emerging Markets Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency
Exchange Contracts	$897	$–	$897
Repurchase Agreement	1,447,593	–	1,447,593
Total	$1,448,490	$–	$1,448,490

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$1,447,593	$–	$–	$(1,447,593)	$–
State Street Bank and Trust	897	(897)	–	–	–
Total	$1,448,490	$(897)	$–	$(1,447,593)	$–

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency
Exchange Contracts	$57,913	$–	$57,913
Total	$57,913	$–	$57,913

Notes to Financial Statements (unaudited)(continued)

	Emerging Markets Bond Fund
	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Goldman Sachs	$55,829	$–	$–	$–	$55,829
State Street Bank and Trust	2,084	(897)	–	–	1,187
Total	$57,913	$(897)	$–	$–	$57,016

		Emerging Markets Corporate Debt Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency
Exchange Contracts	$325	$–	$325
Repurchase Agreement	411,876	–	411,876
Total	$412,201	$–	$412,201

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$411,876	$–	$–	$(411,876)	$–
State Street Bank and Trust	325	–	–	–	325
Total	$412,201	$–	$–	$(411,876)	$325

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency
Exchange Contracts	$9,680	$–	$9,680
Total	$9,680	$–	$9,680

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Goldman Sachs	$9,680	$–	$–	$–	$9,680
Total	$9,680	$–	$–	$–	$9,680

Notes to Financial Statements (unaudited)(continued)

			Global Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency
Exchange Contracts	$15,930	$–	$15,930
Repurchase Agreement	186,081	–	186,081
Total	$202,011	$–	$202,011

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$1,599	$(1,599)	$–	$–	$–
Barclays Bank plc	442	(442)	–	–	–
Fixed Income Clearing Corp.	186,081	–	–	(186,081)	–
Goldman Sachs	1,079	(1,079)	–	–	–
J.P. Morgan Chase	2,169	(2,132)	–	–	37
Morgan Stanley	7,102	(1,780)	–	–	5,322
State Street Bank and Trust	3,305	(3,305)	–	–	–
Toronto Dominion Bank	234	(234)	–	–	–
Total	$202,011	$(10,571)	$–	$(186,081)	$5,359

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency
Exchange Contracts	$29,182	$–	$29,182
Total	$29,182	$–	$29,182

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$15,061	$(1,599)	$–	$–	$13,462
Barclays Bank plc	4,873	(442)	–	–	4,431
Goldman Sachs	1,510	(1,079)	–	–	431
J.P. Morgan Chase	2,132	(2,132)	–	–	–
Morgan Stanley	1,780	(1,780)	–	–	–
State Street Bank and Trust	3,422	(3,305)	–	–	117
Toronto Dominion Bank	404	(234)	–	–	170
Total	$29,182	$(10,571)	$–	$–	$18,611

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2020.
(c)	Net amount represents the amount owed by the Fund by the counterparty as of June 30, 2020.

Notes to Financial Statements (unaudited)(continued)

8.	DIRECTORS’ REMUNERATION

The Company’s officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

For the period ended June 30, 2020, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.17 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $350 million, $500 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors. Effective August 6, 2020, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $600 million, or $900 million, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 30, 2020, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions.

For the six months ended June 30, 2020, the Funds did not utilize the Facilities.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2020, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

Notes to Financial Statements (unaudited)(continued)

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Such income earned from securities lending is included in Securities Lending Income on the Statements of Operations.

For the six months ended June 30, 2020, the Funds did not loan any securities.

14.	INVESTMENT RISKS

Each Fund is subject to the risks of investing in securities that are issued by non-U.S. entities, the risks of investing in derivatives, liquidity risk, and the risks from leverage.

Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, less government regulation, higher transaction costs and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Foreign securities may also be subject to inadequate exchange control regulations and the imposition of economic sanctions or other government restrictions. These risks generally are greater for emerging markets securities. Foreign investments also may be affected by changes in currency rates or currency controls.

The risks associated with derivatives may be different from and greater than the risks associated with directly investing in securities. Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Emerging Markets Bond Fund is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, the Fund may be exposed to greater risk.

Each Fund may invest in swap contracts. Swap contracts are bilateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, swap contracts may involve a small investment of cash compared to the risk assumed, with the result that small changes may produce disproportionate and substantial gains or losses to a Fund.

Notes to Financial Statements (unaudited)(continued)

Each Fund may invest in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Each Fund may invest in credit default swap and interest rate swap contracts. Such contracts are subject to the risk that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements. Credit default swaps are subject to the risk and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the swap is based. Interest rate swaps are subject to the risk that Lord Abbett does not correctly anticipate changes in interest rates.

Each Fund may invest in senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities. The senior loans in which a Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

Illiquid securities may lower a Fund’s returns since it may be unable to sell these securities at its desired time or price. To the extent illiquid securities can be sold, a Fund may have to do so at disadvantageous prices in order to meet requests for the redemption of Fund shares.

Leverage, including borrowing, may increase volatility in a Fund by magnifying the effect of changes in the value of each Fund’s holdings. The use of leverage may cause investors in a Fund to lose more money in adverse environments than would be the case in the absence of leverage.

Each Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests, including interest rate risk. When interest rates rise, the prices of debt securities and an investment in a Fund are likely to decline. In times of economic uncertainty, high-yield debt securities (“lower-rated bonds” or “junk bonds”) may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with junk bonds. A default, or concerns in the market about an increase in risk of default, may result in losses to a Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Each Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae’’), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie

Notes to Financial Statements (unaudited)(continued)

Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, each Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The mortgage-related and asset-backed securities in which a Fund may invest may be particularly sensitive to changes in prevailing interest rates, economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. Alternatively, rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security.

The cost of a Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period, and the market conditions prevailing. Foreign currency exchange rates may fluctuate significantly over short periods of time. Each Fund’s use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Funds that are denominated in those currencies.

The securities markets of developing or emerging countries tend to be more vulnerable to economic, political and social instability, less liquid, are especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries.

Bonds issued or guaranteed by foreign governments and governmental entities (commonly referred to as “sovereign debt”) are subject to the risk that such governments or entities are unable or unwilling to make interest payments and/or repay the principal owed. Emerging Markets Corporate Debt Fund may have limited recourse in such instances.

The Funds believe that their investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. However, there can be no assurance that the U.S. Treasury Department will not issue regulations in the future (possibly with retroactive effect) that would treat some or all of each Fund’s foreign currency gains as nonqualifying income.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent each Fund from implementing its investment strategies and achieving its investment objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively

Notes to Financial Statements (unaudited)(continued)

affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

These factors can affect each Fund’s performance.

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Emerging Markets Bond Fund	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	324,798	$1,702,881	759,047	$3,887,967
Converted from Class C*	8,518	39,992	88,858	458,921
Reinvestment of distributions	56,626	275,779	109,461	566,322
Shares reacquired	(556,699)	(2,764,210)	(425,427)	(2,192,183)
Increase (decrease)	(166,757)	$(745,558)	531,939	$2,721,027
Class C Shares
Shares sold	29,103	$155,094	63,874	$329,770
Reinvestment of distributions	5,163	25,285	12,055	62,550
Shares reacquired	(27,159)	(137,337)	(82,952)	(428,172)
Converted to Class A*	(8,468)	(39,992)	(88,318)	(458,921)
Increase (decrease)	(1,361)	$3,050	(95,341)	$(494,773)
Class F Shares
Shares sold	1,031,047	$5,140,399	751,671	$3,885,558
Reinvestment of distributions	16,677	82,714	49,707	257,311
Shares reacquired	(774,905)	(3,762,043)	(639,671)	(3,305,775)
Increase	272,819	$1,461,070	161,707	$837,094
Class F3 Shares
Shares sold	7,967	$38,749	49,375	$254,246
Reinvestment of distributions	3,305	16,106	5,828	30,122
Shares reacquired	(15,895)	(78,289)	(10,269)	(52,801)
Increase (decrease)	(4,623)	$(23,434)	44,934	$231,567
Class I Shares
Shares sold	7,131,998	$37,953,295	236,663	$1,231,310
Reinvestment of distributions	909,728	4,420,559	1,647,082	8,492,217
Shares reacquired	(2,944,123)	(13,985,285)	(5,983,686)	(30,228,475)
Increase (decrease)	5,097,603	$28,388,569	(4,099,941)	$(20,504,948)
Class R2 Shares
Shares sold	79	$399	4,022	$20,746
Reinvestment of distributions	–	–	153	785
Shares reacquired	(9,435)	(50,286)	(8,109)	(42,509)
Decrease	(9,356)	$(49,887)	(3,934)	$(20,978)

Notes to Financial Statements (unaudited)(continued)

Emerging Markets Bond Fund	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	3,320	$19,233	8,044	$41,174
Reinvestment of distributions	814	3,963	2,569	13,246
Shares reacquired	(3,721)	(18,552)	(27,137)	(141,883)
Increase (decrease)	413	$4,644	(16,524)	$(87,463)
Class R4 Shares
Shares sold	1,238	$6,023	16,949	$88,647
Reinvestment of distributions	620	3,019	867	4,499
Shares reacquired	(16,261)	(79,815)	(3,159)	(16,283)
Increase (decrease)	(14,403)	$(70,773)	14,657	$76,863
Class R5 Shares
Shares sold	–	$–	3	$20
Reinvestment of distributions	40	192	124	636
Shares reacquired	–	–	(1,712)	(8,497)
Increase (decrease)	40	$192	(1,585)	$(7,841)
Class R6 Shares
Shares sold	6,571	$33,790	21,135	$109,600
Reinvestment of distributions	37	181	227	1,170
Shares reacquired	(17,650)	(88,134)	(6,051)	(31,458)
Increase (decrease)	(11,042)	$(54,163)	15,311	$79,312

Emerging Markets Corporate Debt Fund	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	43,705	$660,981	241,900	$3,643,467
Converted from Class C*	–	–	3,985	60,485
Reinvestment of distributions	14,161	206,646	30,095	456,068
Shares reacquired	(183,709)	(2,723,332)	(135,812)	(2,051,314)
Increase (decrease)	(125,843)	$(1,855,705)	140,168	$2,108,706
Class C Shares
Shares sold	3,979	$60,497	49,523	$750,813
Reinvestment of distributions	2,521	36,746	5,387	81,613
Shares reacquired	(21,301)	(305,342)	(37,062)	(558,804)
Converted to Class A*	–	–	(3,985)	(60,485)
Increase (decrease)	(14,801)	$(208,099)	13,863	$213,137
Class F Shares
Shares sold	1,199,861	$18,415,755	1,508,365	$23,010,387
Reinvestment of distributions	66,316	967,193	86,747	1,316,312
Shares reacquired	(1,244,892)	(18,068,540)	(535,676)	(8,067,770)
Increase	21,285	$1,314,408	1,059,436	$16,258,929

Notes to Financial Statements (unaudited)(continued)

Emerging Markets Corporate Debt Fund	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019
Class F3 Shares	Shares	Amount	Shares	Amount
Reinvestment of distributions	11.50	$170	35	$530
Increase	11.50	$170	35	$530
Class I Shares
Shares sold	272,469	$3,998,671	444,917	$6,783,853
Reinvestment of distributions	4,646	68,535	11,546	174,309
Shares reacquired	(410,365)	(5,901,574)	(715,027)	(10,613,868)
Decrease	(133,250)	$(1,834,368)	(258,564)	$(3,655,706)
Class R2 Shares
Reinvestment of distributions	120	$1,742	364	$5,507
Shares reacquired	(9,227)	(137,382)	–	–
Increase (decrease)	(9,107)	$(135,640)	364	$5,507
Class R3 Shares
Shares sold	636	$9,713	367	$5,586
Reinvestment of distributions	139	2,024	378	5,730
Increase	775	$11,737	745	$11,316
Class R4 Shares
Shares sold	208	$3,146	224	$3,378
Reinvestment of distributions	18	260	43	648
Shares reacquired	(1)	(9)	(246)	(3,717)
Increase	225	$3,397	21	$309
Class R5 Shares
Shares sold	338	$4,954	489	$7,403
Reinvestment of distributions	361	5,265	779	11,796
Shares reacquired	(66)	(962)	(2,083)	(31,725)
Increase (decrease)	633	$9,257	(815)	$(12,526)
Class R6 Shares
Shares sold	748	$10,822	1,288	$19,535
Reinvestment of distributions	191	2,780	354	5,366
Shares reacquired	(959)	(14,251)	(133)	(2,038)
Increase (decrease)	(20)	$(649)	1,509	$22,863

Global Bond Fund	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,675	$16,001	1,761	$17,612
Reinvestment of distributions	2,364	23,038	7,806	78,469
Shares reacquired	(1,081)	(9,978)	(14)	(142)
Increase	2,958	$29,061	9,553	$95,939
Class C Shares
Shares sold	540	$5,287	1,282	$12,889
Reinvestment of distributions	252	2,457	786	7,901
Shares reacquired	(98)	(1,009)	2	22
Increase	694	$6,735	2,070	$20,812

Notes to Financial Statements (unaudited)(concluded)

Global Bond Fund	Six Months Ended June 30, 2020 (unaudited)		Year Ended December 31, 2019
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	4,040	$39,586	–	$–
Reinvestment of distributions	2,476	24,137	8,188	82,307
Increase	6,516	$63,723	8,188	$82,307
Class F3 Shares
Reinvestment of distributions	1,922	$18,741	6,334	$63,671
Increase	1,922	$18,741	6,334	$63,671
Class I Shares
Reinvestment of distributions	2,474	$24,118	8,189	$82,307
Increase	2,474	$24,118	8,189	$82,307
Class R3 Shares
Reinvestment of distributions	263	$2,566	891	$8,956
Increase	263	$2,566	891	$8,956

Class R4 Shares
Shares sold	5,724	$53,736	–	$–
Reinvestment of distributions	313	3,049	958	9,621
Shares reacquired	(3,714)	(35,973)	–	–
Increase	2,323	$20,812	958	$9,621
Class R5 Shares
Reinvestment of distributions	309	$3,015	1,024	$10,291
Increase	309	$3,015	1,024	$10,291
Class R6 Shares
Shares sold	1,705	$16,179	3,739	$37,929
Reinvestment of distributions	1,922	18,740	6,334	63,667
Increase	3,627	$34,919	10,073	$101,596

*	Effective June 30, 2020, automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Prior to June 30, 2020, conversion occurred following the tenth anniversary of the day on which the purchase was accepted.

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, each Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.

The Board has appointed Lord Abbett as the administrator for each Fund’s Program. At the May 28-29, 2020 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018 through February 28, 2020. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: the Fund did not breach its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e4 was completed on time and without issue during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of
shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Global Fund, Inc. Lord Abbett Emerging Markets Bond Fund Lord Abbett Emerging Markets Corporate Debt Fund Lord Abbett Global Bond Fund	LAGF-3 (08/20)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

	By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 25, 2020

	By:	/s/Vito A. Fronda
Vito A. Fronda
Chief Financial Officer and Treasurer

Date: August 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 25, 2020

	By:	/s/Vito A. Fronda
Vito A. Fronda
Chief Financial Officer and Treasurer

Date: August 25, 2020